LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity product.

While the economy appears to have finally turned the corner for the better, the continuing dips and swings in the market are sobering reminders of just how volatile the environment can be. Predicting what will happen next is far from an exact science. And more often than not, a comprehensive and diversified financial strategy is the best approach to achieving your objectives.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you. I encourage you to read through this material and get in touch with your registered representative to review the plans you have in place. Also note, there is additional information contained in the enclosed supplement to your prospectus. Please be sure to look it over carefully and keep it for future reference.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policyowners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2004

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

(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

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

                               TABLE OF CONTENTS

Performance Summaries.......................................       2

NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       4
Statement of Operations.....................................       8
Statement of Changes in Net Assets..........................      12

NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................      18
Statement of Operations.....................................      22
Statement of Changes in Net Assets..........................      26

NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................      32

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Managers' Commentaries............................     M-4
Directors and Officers......................................    M-83
Bond Portfolio - Initial and Service Class..................    M-87
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................    M-96
Cash Management Portfolio...................................   M-103
Common Stock Portfolio - Initial and Service Class..........   M-110
Convertible Portfolio - Initial and Service Class...........   M-122
Government Portfolio - Initial and Service Class............   M-133
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................   M-142
International Equity Portfolio - Initial and Service
  Class.....................................................   M-158
Mid Cap Core Portfolio - Initial and Service Class..........   M-166
Mid Cap Growth Portfolio - Initial and Service Class........   M-176
Mid Cap Value Portfolio - Initial and Service Class.........   M-183
S&P 500 Index Portfolio - Initial and Service Class.........   M-189
Small Cap Growth Portfolio - Initial and Service Class......   M-201
Total Return Portfolio - Initial and Service Class..........   M-208
Value Portfolio - Initial and Service Class.................   M-222
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................   M-229
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................   M-236
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................   M-242
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................   M-248
Notes to Financial Statements...............................   M-255

The Semi - Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity
  Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT MidCap Growth - Class I and Class S
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY(6) AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2004

                                                                          INVESTMENT
FOR NON-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE       PORTFOLIO    DIVISION
ANNUITY SEPARATE ACCOUNT -- I                                 INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Calvert Social Balanced                                         9/2/86       5/1/95
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current yield is (0.53)%(5)     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index -- Initial Class(7)                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT MidCap Growth -- Class S                  2/18/03       5/1/04
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                      ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                            SINCE
FOR NON-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                                   INVESTMENT
ANNUITY SEPARATE ACCOUNT -- I                                    1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Alger American Small Capitalization -- Class O Shares          31.84      (0.78)     (7.10)      4.80        (0.87)
Calvert Social Balanced                                        10.82      (0.24)     (0.62)      7.07         6.45
Dreyfus IP Technology Growth -- Initial Shares                 16.58      (8.14)       N/A        N/A        (4.65)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 23.03       5.08       1.21        N/A         9.04
Fidelity(R) VIP Equity-Income -- Initial Class                 20.25       1.09       0.41       9.68         6.95
Fidelity(R) VIP Mid Cap -- Service Class 2                     33.09       9.33      15.73        N/A        18.46
Janus Aspen Series Balanced -- Institutional Shares             7.91       1.05       1.43      10.33         8.96
Janus Aspen Series Worldwide Growth -- Institutional Shares    11.10      (8.31)     (4.38)      8.51         4.68
MainStay VP American Century Income & Growth -- Initial
  Class                                                        19.24      (0.17)     (2.25)       N/A         1.22
MainStay VP Bond -- Initial Class                              (0.90)      4.97       5.24       5.64         4.82
MainStay VP Capital Appreciation -- Initial Class              14.70      (7.52)     (7.82)      7.05         6.65
MainStay VP Cash Management -- Current yield is (0.53)%(5)     (0.73)     (0.08)      1.60       2.68         2.53
MainStay VP Common Stock -- Initial Class                      17.25      (4.06)     (3.16)      9.30         8.68
MainStay VP Convertible -- Initial Class                       11.02       1.98       3.39        N/A         7.01
MainStay VP Dreyfus Large Company Value -- Initial Class       18.24      (1.29)     (1.00)       N/A         1.14
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         7.09      (7.63)     (2.16)       N/A         3.18
MainStay VP Government -- Initial Class                        (2.29)      3.93       4.63       5.17         4.60
MainStay VP High Yield Corporate Bond -- Initial Class         14.22      11.90       6.15        N/A         8.50
MainStay VP International Equity -- Initial Class              20.97       6.46       1.28        N/A         4.94
MainStay VP Lord Abbett Developing Growth -- Initial Class     19.45      (2.22)     (4.00)       N/A        (1.16)
MainStay VP Mid Cap Core -- Initial Class                      26.38       4.33        N/A        N/A         4.92
MainStay VP Mid Cap Growth -- Initial Class                    24.61      (1.48)       N/A        N/A         0.31
MainStay VP Mid Cap Value -- Initial Class                     26.34       3.70        N/A        N/A         4.11
MainStay VP S&P 500 Index -- Initial Class(7)                  17.11      (2.25)     (3.71)     10.04         8.98
MainStay VP Small Cap Growth -- Initial Class                  23.65      (0.72)       N/A        N/A        (0.86)
MainStay VP Total Return -- Initial Class                       9.77      (1.57)     (2.08)      7.12         6.57
MainStay VP Value -- Initial Class                             21.15      (0.09)      1.12        N/A         7.42
MFS(R) Investors Trust Series -- Initial Class                 13.18      (3.83)     (4.79)       N/A        (2.50)
MFS(R) Research Series -- Initial Class                        17.15      (4.87)     (4.56)       N/A        (1.22)
MFS(R) Utilities Series -- Service Class                       17.21      (3.58)       N/A        N/A         3.20
Neuberger Berman AMT MidCap Growth -- Class S                  20.89        N/A        N/A        N/A         9.57
T. Rowe Price Equity Income Portfolio                          18.05       2.69       2.48      11.06         4.12
Van Eck Worldwide Hard Assets                                  38.20       8.95       6.77       3.26         3.84
Van Kampen UIF Emerging Markets Equity -- Class I              28.39       7.43      (0.01)       N/A         0.11
Victory VIF Diversified Stock -- Class A Shares                21.19      (1.12)     (1.04)       N/A         2.67
------------------------------------------------------------
                                                                      Negative numbers appear in parentheses

                                                                        ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                            SINCE
FOR NON-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                                   INVESTMENT
ANNUITY SEPARATE ACCOUNT -- I                                    1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Alger American Small Capitalization -- Class O Shares          23.54      (2.91)     (7.95)      4.80        (1.11)
Calvert Social Balanced                                         3.84      (2.38)     (1.53)      7.07         6.45
Dreyfus IP Technology Growth -- Initial Shares                  9.23     (10.11)       N/A        N/A        (6.73)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 15.28       2.82       0.28        N/A         8.79
Fidelity(R) VIP Equity-Income -- Initial Class                 12.68      (1.08)     (0.51)      9.68         6.70
Fidelity(R) VIP Mid Cap -- Service Class 2                     24.71       6.98      14.76        N/A        11.00
Janus Aspen Series Balanced -- Institutional Shares             1.11      (1.12)      0.50      10.33         8.70
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.10     (10.27)     (5.26)      8.51         4.43
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.73      (2.31)     (3.14)       N/A         0.77
MainStay VP Bond -- Initial Class                              (7.15)      2.72       4.28       5.64         4.82
MainStay VP Capital Appreciation -- Initial Class               7.48      (9.50)     (8.67)      7.05         6.65
MainStay VP Cash Management -- Current yield is (0.53)%(5)     (6.98)     (2.23)      0.67       2.68         2.53
MainStay VP Common Stock -- Initial Class                       9.86      (6.12)     (4.05)      9.30         8.68
MainStay VP Convertible -- Initial Class                        4.02      (0.21)      2.45        N/A         6.76
MainStay VP Dreyfus Large Company Value -- Initial Class       10.79      (3.41)     (1.91)       N/A         0.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         0.34      (9.61)     (3.06)       N/A         2.71
MainStay VP Government -- Initial Class                        (8.44)      1.70       3.67       5.17         4.60
MainStay VP High Yield Corporate Bond -- Initial Class          7.02       9.59       5.18        N/A         8.50
MainStay VP International Equity -- Initial Class              13.35       4.18       0.35        N/A         4.94
MainStay VP Lord Abbett Developing Growth -- Initial Class     11.92      (4.32)     (4.88)       N/A        (1.61)
MainStay VP Mid Cap Core -- Initial Class                      18.42       2.09        N/A        N/A         2.64
MainStay VP Mid Cap Growth -- Initial Class                    16.76      (3.59)       N/A        N/A        (1.86)
MainStay VP Mid Cap Value -- Initial Class                     18.38       1.48        N/A        N/A         1.86
MainStay VP S&P 500 Index -- Initial Class(7)                   9.73      (4.35)     (4.60)     10.04         8.98
MainStay VP Small Cap Growth -- Initial Class                  15.86      (2.85)       N/A        N/A        (3.04)
MainStay VP Total Return -- Initial Class                       2.85      (3.68)     (2.98)      7.12         6.57
MainStay VP Value -- Initial Class                             13.52      (2.24)      0.19        N/A         7.42
MFS(R) Investors Trust Series -- Initial Class                  6.05      (5.89)     (5.66)       N/A        (2.94)
MFS(R) Research Series -- Initial Class                         9.77      (6.91)     (5.43)       N/A        (1.67)
MFS(R) Utilities Series -- Service Class                        9.83      (5.65)       N/A        N/A        (3.30)
Neuberger Berman AMT MidCap Growth -- Class S                  13.27        N/A        N/A        N/A         2.67
T. Rowe Price Equity Income Portfolio                          10.61       0.49       1.54      11.06         3.65
Van Eck Worldwide Hard Assets                                  29.70       6.61       5.79       3.26         3.37
Van Kampen UIF Emerging Markets Equity -- Class I              20.30       5.12      (0.93)       N/A        (0.12)
Victory VIF Diversified Stock -- Class A Shares                13.55      (3.24)     (1.95)       N/A        (3.80)
------------------------------------------------------------

                                                                     INVESTMENT
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE  PORTFOLIO    DIVISION
ANNUITY SEPARATE ACCOUNT -- II                           INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                    DATE       DATE(1)
Alger American Small Capitalization -- Class O Shares     9/21/88      10/1/96
Calvert Social Balanced                                    9/2/86       5/1/95
Dreyfus IP Technology Growth -- Initial Shares            8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class             1/3/95      10/1/96
Fidelity(R) VIP Equity-Income -- Initial Class            10/9/86      10/1/96
-------------------------------------------------------------------------------
                                                            Negative numbers
                                                                appear in
                                                              parentheses.

                                                                 ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                       SINCE
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                              INVESTMENT
ANNUITY SEPARATE ACCOUNT -- II                              1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                  YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Alger American Small Capitalization -- Class O Shares     31.84      (0.78)     (7.10)      4.80        (0.88)
Calvert Social Balanced                                   10.82      (0.24)     (0.62)      7.07         6.46
Dreyfus IP Technology Growth -- Initial Shares            16.58      (8.14)       N/A        N/A        (5.67)
Fidelity(R) VIP Contrafund(R) -- Initial Class            23.03       5.08       1.21        N/A         8.79
Fidelity(R) VIP Equity-Income -- Initial Class            20.25       1.09       0.41       9.68         6.85
-------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses.

                                                                   ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                       SINCE
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                              INVESTMENT
ANNUITY SEPARATE ACCOUNT -- II                              1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                  YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Alger American Small Capitalization -- Class O Shares     23.54      (2.91)     (7.95)      4.80        (1.11)
Calvert Social Balanced                                    3.84      (2.38)     (1.53)      7.07         6.46
Dreyfus IP Technology Growth -- Initial Shares             9.23     (10.11)       N/A        N/A        (7.75)
Fidelity(R) VIP Contrafund(R) -- Initial Class            15.28       2.82       0.28        N/A         8.54
Fidelity(R) VIP Equity-Income -- Initial Class            12.68      (1.08)     (0.51)      9.68         6.60
-------------------------------------------------------------------------------


                                                                          INVESTMENT
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE       PORTFOLIO    DIVISION
ANNUITY SEPARATE ACCOUNT -- II (CONTINUED)                    INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Cash Management -- Current yield is (0.53)%(5)     1/29/93      1/29/93
MainStay VP Common Stock -- Initial Class                      1/23/84     12/15/93
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Mid Cap Value -- Initial Class                      7/2/01       7/6/01
MainStay VP S&P 500 Index(7) -- Initial Class                  1/29/93      1/29/93
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
MFS(R) Utilities Series -- Service Class                        5/1/00       5/1/04
Neuberger Berman AMT MidCap Growth -- Class S                  2/18/03       5/1/04
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                                     appear in
                                                                   parentheses.

                                                                      ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                            SINCE
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                                   INVESTMENT
ANNUITY SEPARATE ACCOUNT -- II (CONTINUED)                       1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Fidelity(R) VIP Mid Cap -- Service Class 2                     33.09       9.33      15.73        N/A        20.49
Janus Aspen Series Balanced -- Institutional Shares             7.91       1.05       1.43      10.33         8.98
Janus Aspen Series Worldwide Growth -- Institutional Shares    11.10      (8.31)     (4.38)      8.51         4.69
MainStay VP American Century Income & Growth -- Initial
  Class                                                        19.24      (0.17)     (2.25)       N/A         1.22
MainStay VP Bond -- Initial Class                              (0.90)      4.97       5.24       5.64         4.82
MainStay VP Capital Appreciation -- Initial Class              14.70      (7.52)     (7.82)      7.05         6.65
MainStay VP Cash Management -- Current yield is (0.53)%(5)     (0.73)     (0.08)      1.60       2.68         2.53
MainStay VP Common Stock -- Initial Class                      17.25      (4.06)     (3.16)      9.30         8.67
MainStay VP Convertible -- Initial Class                       11.02       1.98       3.39        N/A         6.99
MainStay VP Dreyfus Large Company Value -- Initial Class       18.24      (1.29)     (1.00)       N/A         1.37
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         7.09      (7.63)     (2.16)       N/A         3.33
MainStay VP Government -- Initial Class                        (2.29)      3.93       4.63       5.17         4.60
MainStay VP High Yield Corporate Bond -- Initial Class         14.22      11.90       6.15        N/A         8.50
MainStay VP International Equity -- Initial Class              20.97       6.46       1.28        N/A         4.95
MainStay VP Lord Abbett Developing Growth -- Initial Class     19.45      (2.22)     (4.00)       N/A        (1.13)
MainStay VP Mid Cap Core -- Initial Class                      26.38       4.33        N/A        N/A         5.08
MainStay VP Mid Cap Growth -- Initial Class                    24.61      (1.48)       N/A        N/A         0.96
MainStay VP Mid Cap Value -- Initial Class                     26.34       3.70        N/A        N/A         3.63
MainStay VP S&P 500 Index(7) -- Initial Class                  17.11      (2.25)     (3.71)     10.04         8.98
MainStay VP Small Cap Growth -- Initial Class                  23.65      (0.72)       N/A        N/A        (0.28)
MainStay VP Total Return -- Initial Class                       9.77      (1.57)     (2.08)      7.12         6.57
MainStay VP Value -- Initial Class                             21.15      (0.09)      1.12        N/A         7.46
MFS(R) Investors Trust Series -- Initial Class                 13.18      (3.83)     (4.79)       N/A        (2.04)
MFS(R) Research Series -- Initial Class                        17.15      (4.87)     (4.56)       N/A        (1.42)
MFS(R) Utilities Series -- Service Class                       17.21      (3.58)       N/A        N/A         5.96
Neuberger Berman AMT MidCap Growth -- Class S                  20.89        N/A        N/A        N/A         4.49
T. Rowe Price Equity Income Portfolio                          18.05       2.69       2.48      11.06         4.26
Van Eck Worldwide Hard Assets                                  38.20       8.95       6.77       3.26         4.10
Van Kampen UIF Emerging Markets Equity -- Class I              28.39       7.43      (0.01)       N/A         0.21
Victory VIF Diversified Stock -- Class A Shares                21.19      (1.12)     (1.04)       N/A         5.51
------------------------------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                            SINCE
FOR TAX-QUALIFIED POLICIES INVESTING IN NYLIAC VARIABLE                                                   INVESTMENT
ANNUITY SEPARATE ACCOUNT -- II (CONTINUED)                       1         3          5          10        DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR(1)   YEARS(1)   YEARS(1)   YEARS(1)   INCEPTION(4)
Fidelity(R) VIP Mid Cap -- Service Class 2                     24.71       6.98      14.76        N/A       (12.90)
Janus Aspen Series Balanced -- Institutional Shares             1.11      (1.12)      0.50      10.33         8.72
Janus Aspen Series Worldwide Growth -- Institutional Shares     4.10     (10.27)     (5.26)      8.51         4.45
MainStay VP American Century Income & Growth -- Initial
  Class                                                        11.73      (2.31)     (3.14)       N/A         0.77
MainStay VP Bond -- Initial Class                              (7.15)      2.72       4.28       5.64         4.82
MainStay VP Capital Appreciation -- Initial Class               7.48      (9.50)     (8.67)      7.05         6.65
MainStay VP Cash Management -- Current yield is (0.53)%(5)     (6.98)     (2.23)      0.67       2.68         2.53
MainStay VP Common Stock -- Initial Class                       9.86      (6.12)     (4.05)      9.30         8.67
MainStay VP Convertible -- Initial Class                        4.02      (0.21)      2.45        N/A         6.74
MainStay VP Dreyfus Large Company Value -- Initial Class       10.79      (3.41)     (1.91)       N/A         0.91
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         0.34      (9.61)     (3.06)       N/A         2.86
MainStay VP Government -- Initial Class                        (8.44)      1.70       3.67       5.17         4.60
MainStay VP High Yield Corporate Bond -- Initial Class          7.02       9.59       5.18        N/A         8.50
MainStay VP International Equity -- Initial Class              13.35       4.18       0.35        N/A         4.95
MainStay VP Lord Abbett Developing Growth -- Initial Class     11.92       4.32      (4.88)       N/A        (1.57)
MainStay VP Mid Cap Core -- Initial Class                      18.42       2.09        N/A        N/A         2.75
MainStay VP Mid Cap Growth -- Initial Class                    16.76      (3.59)       N/A        N/A        (1.29)
MainStay VP Mid Cap Value -- Initial Class                     18.38       1.48        N/A        N/A         1.37
MainStay VP S&P 500 Index(7) -- Initial Class                   9.73      (4.35)     (4.60)     10.04         8.98
MainStay VP Small Cap Growth -- Initial Class                  15.86      (2.85)       N/A        N/A        (2.45)
MainStay VP Total Return -- Initial Class                       2.85      (3.68)     (2.98)      7.12         6.57
MainStay VP Value -- Initial Class                             13.52      (2.24)      0.19        N/A         7.46
MFS(R) Investors Trust Series -- Initial Class                  6.05      (5.89)     (5.66)       N/A        (2.48)
MFS(R) Research Series -- Initial Class                         9.77      (6.91)     (5.43)       N/A        (1.87)
MFS(R) Utilities Series -- Service Class                        9.83      (5.65)       N/A        N/A        (0.72)
Neuberger Berman AMT MidCap Growth -- Class S                  13.27        N/A        N/A        N/A        (2.09)
T. Rowe Price Equity Income Portfolio                          10.61       0.49       1.54      11.06         3.79
Van Eck Worldwide Hard Assets                                  29.70       6.61       5.79       3.26         3.63
Van Kampen UIF Emerging Markets Equity -- Class I              20.30       5.12      (0.93)       N/A        (0.02)
Victory VIF Diversified Stock -- Class A Shares                13.55      (3.24)     (1.95)       N/A        (1.14)
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT FEE OF 1.30%. A POLICY SERVICE FEE, EQUAL TO $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED ON EACH POLICY ANNIVERSARY AN UPON SURRENDER IF THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT AND THE UNDERLYING FUNDS PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund Annual Expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions and prior to age 59 1/2 may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The current yield as of June 30, 2004 more closely reflects the Portfolio's earning than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Another version of the product is available. Contact your NYLIFE securities Registered Representative or call 1-800-598-2019 for more information.

(7) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index is not sponsored, endorsed, sold promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $35,540,452      $151,357,036     $23,336,709

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................       107,017           462,666          71,057
    Administrative charges..................................         8,918            38,556           5,922
                                                               -----------      ------------     -----------
      Total net assets......................................   $35,424,517      $150,855,814     $23,259,730
                                                               ===========      ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................   $35,424,517      $150,855,814     $23,259,730
                                                               ===========      ============     ===========
    Variable accumulation
      unit value............................................   $     16.41      $      20.87     $      1.33
                                                               ===========      ============     ===========
Identified Cost of Investment...............................   $35,568,222      $194,015,196     $23,337,835
                                                               ===========      ============     ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $9,404,223      $145,408,675      $5,719,435

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        27,502           443,777          17,369
    Administrative charges..................................         2,292            36,981           1,447
                                                                ----------      ------------      ----------
      Total net assets......................................    $9,374,429      $144,927,917      $5,700,619
                                                                ==========      ============      ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $9,374,429      $144,927,917      $5,700,619
                                                                ==========      ============      ==========
    Variable accumulation
      unit value............................................    $    11.27      $      26.70      $     9.75
                                                                ==========      ============      ==========
Identified Cost of Investment...............................    $8,180,497      $148,257,266      $4,936,990
                                                                ==========      ============      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $74,992,164      $24,686,310      $38,092,404      $147,623,986     $11,023,728       $4,400,881       $8,233,152

         229,883           74,418          115,108           448,675          31,880           12,353           23,630
          19,157            6,201            9,592            37,389           2,657            1,029            1,969
     -----------      -----------      -----------      ------------     -----------       ----------       ----------
     $74,743,124      $24,605,691      $37,967,704      $147,137,922     $10,989,191       $4,387,499       $8,207,553
     ===========      ===========      ===========      ============     ===========       ==========       ==========
     $74,743,124      $24,605,691      $37,967,704      $147,137,922     $10,989,191       $4,387,499       $8,207,553
     ===========      ===========      ===========      ============     ===========       ==========       ==========
     $     24.00      $     16.89      $     16.72      $      21.13     $     15.56       $    11.53       $    10.09
     ===========      ===========      ===========      ============     ===========       ==========       ==========
     $93,363,987      $25,099,560      $38,982,074      $143,608,745     $10,299,906       $3,795,868       $7,331,431
     ===========      ===========      ===========      ============     ===========       ==========       ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    --------------------------------------------------------------------------------------------------------------------
     $106,883,628     $51,907,956       $5,251,319       $3,129,876       $7,539,516       $2,244,007       $10,316,060

          323,765         158,000           15,524            9,147           23,295            6,984            31,347
           26,981          13,167            1,294              762            1,941              582             2,612
     ------------     -----------       ----------       ----------       ----------       ----------       -----------
     $106,532,882     $51,736,789       $5,234,501       $3,119,967       $7,514,280       $2,236,441       $10,282,101
     ============     ===========       ==========       ==========       ==========       ==========       ===========
     $106,532,882     $51,736,789       $5,234,501       $3,119,967       $7,514,280       $2,236,441       $10,282,101
     ============     ===========       ==========       ==========       ==========       ==========       ===========
     $      20.70     $     19.27       $    10.77       $    10.72       $    12.09       $     9.31       $      9.34
     ============     ===========       ==========       ==========       ==========       ==========       ===========
     $117,602,397     $51,873,153       $5,243,196       $3,032,576       $9,921,806       $2,122,329       $13,006,020
     ============     ===========       ==========       ==========       ==========       ==========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,368,304       $1,736,754       $50,258,342

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        10,446            5,821           152,967
    Administrative charges..................................           870              485            12,747
                                                                ----------       ----------       -----------
      Total net assets......................................    $3,356,988       $1,730,448       $50,092,628
                                                                ==========       ==========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $3,356,988       $1,730,448       $50,092,628
                                                                ==========       ==========       ===========
    Variable accumulation
      unit value............................................    $    17.73       $     8.69       $     19.53
                                                                ==========       ==========       ===========
Identified Cost of Investment...............................    $3,615,699       $1,764,506       $49,088,652
                                                                ==========       ==========       ===========

                                                                                 NEUBERGER         T. ROWE
                                                                  MFS(R)           BERMAN           PRICE
                                                                UTILITIES       AMT MID-CAP         EQUITY
                                                                 SERIES--         GROWTH--          INCOME
                                                              SERVICE CLASS       CLASS S         PORTFOLIO
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $158,217          $9,416        $13,659,038

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................           72              10             40,736
    Administrative charges..................................            6               1              3,395
                                                                 --------          ------        -----------
      Total net assets......................................     $158,139          $9,405        $13,614,907
                                                                 ========          ======        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $158,139          $9,405        $13,614,907
                                                                 ========          ======        ===========
    Variable accumulation
      unit value............................................     $  10.32          $10.96        $     12.79
                                                                 ========          ======        ===========
Identified Cost of Investment...............................     $156,314          $8,876        $12,387,629
                                                                 ========          ======        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        JANUS
                                        JANUS           ASPEN
     FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES          MFS(R)
         VIP             VIP           SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-        MID CAP--      BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS      CLASS 2         SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
     $25,869,531     $1,656,753      $50,275,270     $42,813,873     $1,479,007      $2,030,565

          78,600          4,218          152,853         130,194          4,516           6,115
           6,550            351           12,738          10,849            376             510
     -----------     ----------      -----------     -----------     ----------      ----------
     $25,784,381     $1,652,184      $50,109,679     $42,672,830     $1,474,115      $2,023,940
     ===========     ==========      ===========     ===========     ==========      ==========
     $25,784,381     $1,652,184      $50,109,679     $42,672,830     $1,474,115      $2,023,940
     ===========     ==========      ===========     ===========     ==========      ==========
     $     16.80     $    11.85      $     19.36     $     14.24     $     8.59      $     9.28
     ===========     ==========      ===========     ===========     ==========      ==========
     $25,613,028     $1,581,074      $54,869,244     $74,120,079     $1,604,556      $2,660,580
     ===========     ==========      ===========     ===========     ==========      ==========

                     VAN KAMPEN        VICTORY
                         UIF             VIF
       VAN ECK        EMERGING       DIVERSIFIED
      WORLDWIDE        MARKETS         STOCK--
        HARD          EQUITY--         CLASS A
       ASSETS          CLASS I         SHARES
    ---------------------------------------------
     $1,408,211      $5,170,107        $30,340

          3,863          15,474             14
            322           1,290              1
     ----------      ----------        -------
     $1,404,026      $5,153,343        $30,325
     ==========      ==========        =======
     $1,404,026      $5,153,343        $30,325
     ==========      ==========        =======
          12.57
     $               $    10.09        $ 10.27
     ==========      ==========        =======
     $1,138,728      $5,331,666        $30,005
     ==========      ==========        =======

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $         --     $    69,621
  Mortality and expense risk charges........................      (228,110)         (943,181)       (146,790)
  Administrative charges....................................       (19,009)          (78,598)        (12,233)
                                                               -----------      ------------     -----------
      Net investment income (loss)..........................      (247,119)       (1,021,779)        (89,402)
                                                               -----------      ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     6,410,392        14,019,041       8,076,726
  Cost of investments sold..................................    (6,033,791)      (11,140,029)     (8,077,192)
                                                               -----------      ------------     -----------
      Net realized gain (loss) on investments...............       376,601         2,879,012            (466)
  Realized gain distribution received.......................            --                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (357,531)       (1,022,305)            110
                                                               -----------      ------------     -----------
      Net gain (loss) on investments........................        19,070         1,856,707            (356)
                                                               -----------      ------------     -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (228,049)     $    834,928     $   (89,758)
                                                               ===========      ============     ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --       $        --       $      --
  Mortality and expense risk charges........................      (50,123)         (873,521)        (33,826)
  Administrative charges....................................       (4,177)          (72,793)         (2,819)
                                                                ---------       -----------       ---------
      Net investment income (loss)..........................      (54,300)         (946,314)        (36,645)
                                                                ---------       -----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      576,781         7,869,699         822,523
  Cost of investments sold..................................     (562,209)       (5,821,705)       (726,749)
                                                                ---------       -----------       ---------
      Net realized gain (loss) on investments...............       14,572         2,047,994          95,774
  Realized gain distribution received.......................           --                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      515,351         2,646,744          14,583
                                                                ---------       -----------       ---------
      Net gain (loss) on investments........................      529,923         4,694,738         110,357
                                                                ---------       -----------       ---------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 475,623       $ 3,748,424       $  73,712
                                                                =========       ===========       =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $         --     $        --       $      --       $        --
        (452,811)        (144,529)        (251,874)         (903,996)        (61,420)        (22,274)          (43,527)
         (37,734)         (12,044)         (20,990)          (75,333)         (5,118)         (1,856)           (3,627)
     -----------      -----------      -----------      ------------     -----------       ---------       -----------
        (490,545)        (156,573)        (272,864)         (979,329)        (66,538)        (24,130)          (47,154)
     -----------      -----------      -----------      ------------     -----------       ---------       -----------
       5,020,829        1,712,841        9,911,749        10,622,051         539,345         262,199           542,455
      (5,234,130)      (1,917,422)      (9,557,150)      (13,646,007)       (495,612)       (229,302)         (372,319)
     -----------      -----------      -----------      ------------     -----------       ---------       -----------
        (213,301)        (204,581)         354,599        (3,023,956)         43,733          32,897           170,136
              --               --               --                --              --              --                --
       2,354,256          300,773         (361,646)        6,881,070         235,131         180,724           160,769
     -----------      -----------      -----------      ------------     -----------       ---------       -----------
       2,140,955           96,192           (7,047)        3,857,114         278,864         213,621           330,905
     -----------      -----------      -----------      ------------     -----------       ---------       -----------
     $ 1,650,410      $   (60,381)     $  (279,911)     $  2,877,785     $   212,326       $ 189,491       $   283,751
     ===========      ===========      ===========      ============     ===========       =========       ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $         --     $        --       $      --        $        --
        (663,390)        (309,306)         (30,010)          (17,543)        (48,353)        (13,855)           (61,009)
         (55,282)         (25,776)          (2,501)           (1,462)         (4,029)         (1,155)            (5,084)
     -----------      -----------      -----------      ------------     -----------       ---------        -----------
        (718,672)        (335,082)         (32,511)          (19,005)        (52,382)        (15,010)           (66,093)
     -----------      -----------      -----------      ------------     -----------       ---------        -----------
       8,949,603        3,449,489          397,445           159,141         898,054         400,899            931,188
      (7,799,448)      (3,596,419)        (457,536)         (166,945)     (1,415,045)       (487,572)        (1,352,152)
     -----------      -----------      -----------      ------------     -----------       ---------        -----------
       1,150,155         (146,930)         (60,091)           (7,804)       (516,991)        (86,673)          (420,964)
              --               --               --                --              --              --                 --
         127,265        2,182,505          290,422            86,129         177,762         125,874          1,218,925
     -----------      -----------      -----------      ------------     -----------       ---------        -----------
       1,277,420        2,035,575          230,331            78,325        (339,229)         39,201            797,961
     -----------      -----------      -----------      ------------     -----------       ---------        -----------
     $   558,748      $ 1,700,493      $   197,820      $     59,320     $  (391,611)      $  24,191        $   731,868
     ===========      ===========      ===========      ============     ===========       =========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --        $      --        $   165,856
  Mortality and expense risk charges........................      (20,663)         (11,967)          (292,050)
  Administrative charges....................................       (1,722)            (997)           (24,337)
                                                                ---------        ---------        -----------
      Net investment income (loss)..........................      (22,385)         (12,964)          (150,531)
                                                                ---------        ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      279,825          709,253          2,115,803
  Cost of investments sold..................................     (337,902)        (630,276)        (1,899,386)
                                                                ---------        ---------        -----------
      Net realized gain (loss) on investments...............      (58,077)          78,977            216,417
  Realized gain distribution received.......................           --               --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      143,706         (139,171)         2,617,456
                                                                ---------        ---------        -----------
      Net gain (loss) on investments........................       85,629          (60,194)         2,833,873
                                                                ---------        ---------        -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $  63,244        $ (73,158)       $ 2,683,342
                                                                =========        =========        ===========

                                                                  MFS(R)         NEUBERGER
                                                                UTILITIES          BERMAN       T. ROWE PRICE
                                                                 SERIES--       AMT MID-CAP         EQUITY
                                                                 SERVICE          GROWTH--          INCOME
                                                                CLASS (a)       CLASS S (a)       PORTFOLIO
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --        $      --       $    83,773
  Mortality and expense risk charges........................          (72)             (10)          (77,591)
  Administrative charges....................................           (6)              (1)           (6,466)
                                                                ---------        ---------       -----------
      Net investment income (loss)..........................          (78)             (11)             (284)
                                                                ---------        ---------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          250           13,634           872,600
  Cost of investments sold..................................         (243)         (13,782)         (843,637)
                                                                ---------        ---------       -----------
      Net realized gain (loss) on investments...............            7             (148)           28,963
  Realized gain distribution received.......................           --               --            63,732
  Change in unrealized appreciation (depreciation) on
    investments.............................................        1,903              540           388,322
                                                                ---------        ---------       -----------
      Net gain (loss) on investments........................        1,910              392           481,017
                                                                ---------        ---------       -----------
        Net increase (decrease) in net assets resulting from
          operations........................................    $   1,832        $     381       $   480,733
                                                                =========        =========       ===========

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
        $   397,435              $     --             $   393,066            $   211,067             $   9,263
           (153,840)               (6,369)               (310,445)              (279,256)               (8,812)
            (12,820)                 (531)                (25,870)               (23,271)                 (734)
        -----------              --------             -----------            -----------             ---------
            230,775                (6,900)                 56,751                (91,460)                 (283)
        -----------              --------             -----------            -----------             ---------
          1,487,379                70,326               5,211,413              4,599,213               135,247
         (1,528,324)              (62,694)             (5,509,555)            (4,523,932)             (170,202)
        -----------              --------             -----------            -----------             ---------
            (40,945)                7,632                (298,142)                75,281               (34,955)
             94,943                    --                      --                     --                    --
            422,783                47,753                 890,687             (1,651,289)               58,496
        -----------              --------             -----------            -----------             ---------
            476,781                55,385                 592,545             (1,576,008)               23,541
        -----------              --------             -----------            -----------             ---------
        $   707,556              $ 48,485             $   649,296            $(1,667,468)            $  23,258
        ===========              ========             ===========            ===========             =========


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
          $  21,029
            (11,760)
               (980)
          ---------
              8,289
          ---------
             97,905
           (172,564)
          ---------
            (74,659)
                 --
            150,668
          ---------
             76,009
          ---------
          $  84,298
          =========

                                VAN KAMPEN              VICTORY
                                   UIF                    VIF
          VAN ECK                EMERGING             DIVERSIFIED
         WORLDWIDE               MARKETS                STOCK--
            HARD                 EQUITY--               CLASS A
           ASSETS                CLASS I               SHARES(a)
    ------------------------------------------------------------------
         $   5,203             $        --                $  5
            (7,684)                (33,820)                (14)
              (640)                 (2,818)                 (1)
         ---------             -----------                ----
            (3,121)                (36,638)                (10)
         ---------             -----------                ----
           277,657               1,097,028                  --
          (220,054)             (1,729,607)                 --
         ---------             -----------                ----
            57,603                (632,579)                 --
                --                      --                  --
           (30,966)                475,963                 335
         ---------             -----------                ----
            26,637                (156,616)                335
         ---------             -----------                ----
         $  23,516             $  (193,254)               $325
         =========             ===========                ====



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)


                                                            MAINSTAY VP                  MAINSTAY VP
                                                              BOND--               CAPITAL APPRECIATION--
                                                           INITIAL CLASS                INITIAL CLASS
                                                     -------------------------   ---------------------------
                                                        2004          2003           2004           2003
                                                     -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $  (247,119)  $ 1,093,061   $ (1,021,779)  $ (1,628,454)
    Net realized gain (loss) on investments........      376,601       343,385      2,879,012      1,390,421
    Realized gain distribution received............           --     1,009,771             --             --
    Change in unrealized appreciation
      (depreciation) on investments................     (357,531)   (1,030,122)    (1,022,305)    34,332,905
                                                     -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets
        resulting from operations..................     (228,049)    1,416,095        834,928     34,094,872
                                                     -----------   -----------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      445,585     1,357,010      1,559,980      2,118,256
    Policyowners' surrenders.......................   (2,089,179)   (4,254,800)    (8,152,370)   (12,950,513)
    Policyowners' annuity and death benefits.......     (264,257)   (1,101,341)    (1,286,363)    (1,546,322)
    Net transfers from (to) Fixed Account..........     (581,267)   (1,067,098)      (521,045)    (2,104,127)
    Transfers between Investment Divisions.........   (2,899,995)   (1,923,424)    (3,999,770)    (5,705,934)
                                                     -----------   -----------   ------------   ------------
      Net contributions and (withdrawals)..........   (5,389,113)   (6,989,653)   (12,399,568)   (20,188,640)
                                                     -----------   -----------   ------------   ------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         (297)       (4,196)       (23,528)       (84,658)
                                                     -----------   -----------   ------------   ------------
        Increase (decrease) in net assets..........   (5,617,459)   (5,577,754)   (11,588,168)    13,821,574
NET ASSETS:
    Beginning of period............................   41,041,976    46,619,730    162,443,982    148,622,408
                                                     -----------   -----------   ------------   ------------
    End of period..................................  $35,424,517   $41,041,976   $150,855,814   $162,443,982
                                                     ===========   ===========   ============   ============

                                                             MAINSTAY VP
                                                             HIGH YIELD                  MAINSTAY VP
                                                          CORPORATE BOND--          INTERNATIONAL EQUITY--
                                                            INITIAL CLASS               INITIAL CLASS
                                                     ---------------------------   ------------------------
                                                         2004           2003          2004          2003
                                                     ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   (979,329)  $  8,330,164   $   (66,538)  $   50,722
    Net realized gain (loss) on investments........    (3,023,956)    (3,237,233)       43,733     (100,211)
    Realized gain distribution received............            --             --            --           --
    Change in unrealized appreciation
      (depreciation) on investments................     6,881,070     32,041,795       235,131    2,001,057
                                                     ------------   ------------   -----------   ----------
      Net increase (decrease) in net assets
        resulting from operations..................     2,877,785     37,134,726       212,326    1,951,568
                                                     ------------   ------------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners............     2,653,502      3,114,313       288,963       99,698
    Policyowners' surrenders.......................    (6,393,574)    (9,190,521)     (380,663)    (535,855)
    Policyowners' annuity and death benefits.......    (1,619,578)    (2,535,077)      (26,269)     (82,487)
    Net transfers from (to) Fixed Account..........      (993,914)    (1,027,967)      (53,532)     (52,129)
    Transfers between Investment Divisions.........       396,548     18,402,772     1,704,831    1,022,959
                                                     ------------   ------------   -----------   ----------
      Net contributions and (withdrawals)..........    (5,957,016)     8,763,520     1,533,330      452,186
                                                     ------------   ------------   -----------   ----------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....       (23,525)      (109,642)       (1,593)      (5,292)
                                                     ------------   ------------   -----------   ----------
        Increase (decrease) in net assets..........    (3,102,756)    45,788,604     1,744,063    2,398,462
NET ASSETS:
    Beginning of period............................   150,240,678    104,452,074     9,245,128    6,846,666
                                                     ------------   ------------   -----------   ----------
    End of period..................................  $147,137,922   $150,240,678   $10,989,191   $9,245,128
                                                     ============   ============   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                       MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
           MAINSTAY VP               COMMON STOCK--               CONVERTIBLE--               GOVERNMENT--
         CASH MANAGEMENT              INITIAL CLASS               INITIAL CLASS               INITIAL CLASS
    -------------------------   -------------------------   -------------------------   -------------------------
       2004          2003          2004          2003          2004          2003          2004          2003
    -------------------------------------------------------------------------------------------------------------
    $   (89,402)  $  (236,422)  $  (490,545)  $  (183,774)  $  (156,573)  $   220,476   $  (272,864)  $ 1,414,944
           (466)          822      (213,301)   (4,118,098)     (204,581)     (263,739)      354,599     2,735,091
             --            --            --            --            --            --            --            --
            110        (2,632)    2,354,256    19,870,732       300,773     3,524,221      (361,646)   (3,907,852)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (89,758)     (238,232)    1,650,410    15,568,860       (60,381)    3,480,958      (279,911)      242,183
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        469,011       974,094       785,903       790,394       402,740       628,807       326,813     1,506,369
     (3,129,780)   (7,911,617)   (3,288,465)   (4,940,172)   (1,703,125)   (1,967,434)   (2,270,854)   (5,611,789)
       (125,599)     (938,683)     (606,559)     (971,274)      (84,292)     (342,674)     (824,455)   (1,479,372)
     (2,308,751)   (7,623,486)     (184,131)     (681,570)       26,054      (138,248)     (702,612)   (1,997,131)
        557,239    (3,364,281)     (239,574)   (2,663,717)    4,215,224     4,527,117    (5,834,312)  (14,608,077)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     (4,537,880)  (18,863,973)   (3,532,826)   (8,466,339)    2,856,601     2,707,568    (9,305,420)  (22,190,000)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (180)         (706)      (13,464)      (38,842)       (2,672)       (8,380)          185          (593)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     (4,627,818)  (19,102,911)   (1,895,880)    7,063,679     2,793,548     6,180,146    (9,585,146)  (21,948,410)
     27,887,548    46,990,459    76,639,004    69,575,325    21,812,143    15,631,997    47,552,850    69,501,260
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $23,259,730   $27,887,548   $74,743,124   $76,639,004   $24,605,691   $21,812,143   $37,967,704   $47,552,850
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

          MAINSTAY VP               MAINSTAY VP               MAINSTAY VP                 MAINSTAY VP
            MID CAP                   MID CAP                   MID CAP                     S&P 500
            CORE--                   GROWTH--                   VALUE--                     INDEX--
         INITIAL CLASS             INITIAL CLASS             INITIAL CLASS               INITIAL CLASS
    -----------------------   -----------------------   -----------------------   ---------------------------
       2004         2003         2004         2003         2004         2003          2004           2003
    ---------------------------------------------------------------------------------------------------------
    $  (24,130)  $  (11,868)  $  (47,154)  $  (28,983)  $  (54,300)  $   (7,962)  $   (946,314)  $     34,619
        32,897      (26,155)     170,136      (65,649)      14,572     (267,453)     2,047,994      1,832,890
            --           --           --           --           --           --             --             --
       180,724      568,863      160,769      880,219      515,351    1,715,018      2,646,744     29,364,025
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
       189,491      530,840      283,751      785,587      475,623    1,439,603      3,748,424     31,231,534
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
       196,923      137,025      313,102      247,129      291,646      158,544      1,854,546      2,025,563
       (99,427)     (76,799)    (241,898)     (66,330)    (596,896)    (527,037)    (6,620,597)    (9,747,329)
       (14,820)          --      (21,049)          --      (60,529)      (3,985)      (904,829)    (2,162,283)
        15,490       (8,293)      27,421       18,777       49,992      (47,803)      (339,354)    (1,806,340)
     1,241,410    1,028,259    1,956,008    4,226,525    1,706,318    1,405,342        919,982       (910,351)
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
     1,339,576    1,080,192    2,033,584    4,426,101    1,390,531      985,061     (5,090,252)   (12,600,740)
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
          (993)      (1,147)      (1,786)      (1,411)      (2,434)      (2,945)       (25,767)       (77,777)
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
     1,528,074    1,609,885    2,315,549    5,210,277    1,863,720    2,421,719     (1,367,595)    18,553,017
     2,859,425    1,249,540    5,892,004      681,727    7,510,709    5,088,990    146,295,512    127,742,495
    ----------   ----------   ----------   ----------   ----------   ----------   ------------   ------------
    $4,387,499   $2,859,425   $8,207,553   $5,892,004   $9,374,429   $7,510,709   $144,927,917   $146,295,512
    ==========   ==========   ==========   ==========   ==========   ==========   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                     MainStay VP
                                                                      SMALL CAP                    MAINSTAY VP
                                                                       GROWTH--                   TOTAL RETURN--
                                                                    INITIAL CLASS                 INITIAL CLASS
                                                               ------------------------    ----------------------------
                                                                  2004          2003           2004            2003
                                                               --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $  (36,645)   $  (34,376)   $   (718,672)   $    563,191
    Net realized gain (loss) on investments.................       95,774      (100,362)      1,150,155       1,323,543
    Realized gain distribution received.....................           --            --              --              --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       14,583     1,050,172         127,265      16,396,192
                                                               ----------    ----------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       73,712       915,434         558,748      18,282,926
                                                               ----------    ----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................      138,031       132,698         696,217         920,228
    Policyowners' surrenders................................     (268,151)     (120,837)     (6,206,490)    (10,738,157)
    Policyowners' annuity and death benefits................      (15,124)           --        (680,536)     (1,923,722)
    Net transfers from (to) Fixed Account...................       (5,636)       (5,129)       (443,238)     (1,529,645)
    Transfers between Investment Divisions..................      581,938     2,895,797      (1,165,285)     (1,118,438)
                                                               ----------    ----------    ------------    ------------
      Net contributions and (withdrawals)...................      431,058     2,902,529      (7,799,332)    (14,389,734)
                                                               ----------    ----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................       (1,594)       (1,863)        (12,932)        (46,473)
                                                               ----------    ----------    ------------    ------------
        Increase (decrease) in net assets...................      503,176     3,816,100      (7,253,516)      3,846,719
NET ASSETS:
    Beginning of period.....................................    5,197,443     1,381,343     113,786,398     109,939,679
                                                               ----------    ----------    ------------    ------------
    End of period...........................................   $5,700,619    $5,197,443    $106,532,882    $113,786,398
                                                               ==========    ==========    ============    ============

                                                                     MainStay VP
                                                                     Lord Abbett                 Alger American
                                                                      Developing                     Small
                                                                       Growth--                 Capitalization--
                                                                    Initial Class                Class O Shares
                                                               ------------------------    --------------------------
                                                                  2004          2003          2004           2003
                                                               ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations
    Net investment income (loss)............................   $  (15,010)   $  (19,598)   $   (66,093)   $  (108,661)
    Net realized gain (loss) on investments.................      (86,673)     (248,700)      (420,964)    (3,563,566)
    Realized gain distribution received.....................           --            --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................      125,874       716,600      1,218,925      6,519,650
                                                               ----------    ----------    -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................       24,191       448,302        731,868      2,847,423
                                                               ----------    ----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       21,083        84,580        130,093        207,478
    Policyowners' surrenders................................      (64,594)      (68,887)      (509,154)      (736,622)
    Policyowners' annuity and death benefits................      (33,184)           --        (38,419)       (68,590)
    Net transfers from (to) Fixed Account...................       (8,253)         (919)       (94,496)       (21,768)
    Transfers between Investment Divisions..................       23,245       662,198        278,376       (184,712)
                                                               ----------    ----------    -----------    -----------
      Net contributions and (withdrawals)...................      (61,703)      676,972       (233,600)      (804,214)
                                                               ----------    ----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (621)         (931)        (4,241)        (7,357)
                                                               ----------    ----------    -----------    -----------
        Increase (decrease) in net assets...................      (38,133)    1,124,343        494,027      2,035,852
NET ASSETS:
    Beginning of period.....................................    2,274,574     1,150,231      9,788,074      7,752,222
                                                               ----------    ----------    -----------    -----------
    End of period...........................................   $2,236,441    $2,274,574    $10,282,101    $ 9,788,074
                                                               ==========    ==========    ===========    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                          MAINSTAY VP
                                      MAINSTAY VP               MAINSTAY VP               EAGLE ASSET
           MAINSTAY VP             AMERICAN CENTURY            DREYFUS LARGE              MANAGEMENT
             VALUE--               INCOME & GROWTH--          COMPANY VALUE--           GROWTH EQUITY--
          INITIAL CLASS              INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
    -------------------------   -----------------------   -----------------------   -----------------------
       2004          2003          2004         2003         2004         2003         2004         2003
    ---------------------------------------------------------------------------------------------------------------------
    $  (335,082)  $   108,135   $  (32,511)  $    7,779   $  (19,005)  $   (9,082)  $  (52,382)  $  (82,629)
       (146,930)   (2,175,159)     (60,091)    (254,097)      (7,804)    (121,217)    (516,991)  (1,294,834)
             --            --           --           --           --           --           --           --
      2,182,505    12,859,719      290,422    1,227,678       86,129      642,706      177,762    3,090,817
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
      1,700,493    10,792,695      197,820      981,360       59,320      512,407     (391,611)   1,713,354
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
        724,613       707,705      111,175       51,500       52,647       60,564      101,397      161,122
     (2,577,231)   (3,706,445)    (125,799)    (277,456)     (53,993)    (240,627)    (374,592)    (680,886)
       (426,610)     (475,193)     (23,325)     (12,021)     (12,518)     (51,048)     (43,317)     (74,577)
        (42,891)     (454,176)     (25,554)     (57,181)      (4,817)      (1,482)     (19,906)     (85,278)
        206,063      (460,716)     304,296      343,446      431,301      296,474     (244,436)     290,969
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
     (2,116,056)   (4,388,825)     240,793       48,288      412,620       63,881     (580,854)    (388,650)
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
         (9,369)      (24,535)      (1,132)      (2,388)        (416)      (1,221)        (632)      (4,039)
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
       (424,932)    6,379,335      437,481    1,027,260      471,524      575,067     (973,097)   1,320,665
     52,161,721    45,782,386    4,797,020    3,769,760    2,648,443    2,073,376    8,487,377    7,166,712
    -----------   -----------   ----------   ----------   ----------   ----------   ----------   ----------
    $51,736,789   $52,161,721   $5,234,501   $4,797,020   $3,119,967   $2,648,443   $7,514,280   $8,487,377
    ===========   ===========   ==========   ==========   ==========   ==========   ==========   ==========

                                    DREYFUS IP                 FIDELITY(R)                 FIDELITY(R)
            CALVERT                 TECHNOLOGY                     VIP                         VIP
            SOCIAL                   GROWTH--                CONTRAFUND(R)--             EQUITY-INCOME--
           BALANCED               INITIAL SHARES              INITIAL CLASS               INITIAL CLASS
    -----------------------   -----------------------   -------------------------   -------------------------
       2004         2003         2004         2003         2004          2003          2004          2003
    ---------------------------------------------------------------------------------------------------------------------
    $  (22,385)  $   24,874   $  (12,964)  $  (12,902)  $  (150,531)  $  (343,679)  $   230,775   $   124,660
       (58,077)    (171,016)      78,977      195,786       216,417      (334,220)      (40,945)   (1,205,172)
            --           --           --           --            --            --        94,943            --
       143,706      599,104     (139,171)     173,000     2,617,456    10,766,460       422,783     6,729,620
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
        63,244      452,962      (73,158)     355,884     2,683,342    10,088,561       707,556     5,649,108
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
        26,698      161,831       41,910      105,694       700,962       805,869       343,287       568,389
      (133,643)    (182,692)    (143,659)     (11,263)   (1,878,554)   (2,836,306)   (1,273,739)   (1,734,131)
       (11,515)     (54,342)      (3,647)          --      (128,868)     (395,017)     (225,269)     (599,825)
          (286)     (55,309)      (8,027)      (4,916)      (80,263)     (404,745)        6,768      (261,847)
        26,201      419,857      (20,156)     898,421     1,026,678       589,678       809,179       119,037
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
       (92,545)     289,345     (133,579)     987,936      (360,045)   (2,240,521)     (339,774)   (1,908,377)
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
          (469)      (1,081)        (373)        (767)      (13,043)      (25,796)       (4,588)      (13,869)
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
       (29,770)     741,226     (207,110)   1,343,053     2,310,254     7,822,244       363,194     3,726,862
     3,386,758    2,645,532    1,937,558      594,505    47,782,374    39,960,130    25,421,187    21,694,325
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
    $3,356,988   $3,386,758   $1,730,448   $1,937,558   $50,092,628   $47,782,374   $25,784,381   $25,421,187
    ==========   ==========   ==========   ==========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                    FIDELITY(R)                 JANUS ASPEN
                                                                        VIP                        SERIES
                                                                     MID CAP--                   BALANCED--
                                                                  SERVICE CLASS 2           INSTITUTIONAL SHARES
                                                               ----------------------    --------------------------
                                                                  2004       2003(a)        2004           2003
                                                               ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $   (6,900)   $   (798)   $    56,751    $   474,496
    Net realized gain (loss) on investments.................        7,632          36       (298,142)    (1,008,912)
    Realized gain distribution received.....................           --          --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       47,753      27,926        890,687      7,035,517
                                                               ----------    --------    -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................       48,485      27,164        649,296      6,501,101
                                                               ----------    --------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................      109,808         392        407,143      1,102,414
    Policyowners' surrenders................................      (13,898)       (973)    (2,465,953)    (4,973,503)
    Policyowners' annuity and death benefits................           --          --       (138,665)    (1,101,449)
    Net transfers from (to) Fixed Account...................       46,123       1,614        (22,500)      (684,415)
    Transfers between Investment Divisions..................    1,030,551     403,183     (2,507,022)    (3,819,140)
                                                               ----------    --------    -----------    -----------
      Net contributions and (withdrawals)...................    1,172,584     404,216     (4,726,997)    (9,476,093)
                                                               ----------    --------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (229)        (36)        (6,403)       (16,398)
                                                               ----------    --------    -----------    -----------
        Increase (decrease) in net assets...................    1,220,840     431,344     (4,084,104)    (2,991,390)
NET ASSETS:
    Beginning of period.....................................      431,344          --     54,193,783     57,185,173
                                                               ----------    --------    -----------    -----------
    End of period...........................................   $1,652,184    $431,344    $50,109,679    $54,193,783
                                                               ==========    ========    ===========    ===========

                                                                  Neuberger
                                                                    Berman
                                                                 AMT Mid Cap               T. Rowe Price
                                                                   Growth--                Equity Income
                                                                   Class S                   Portfolio
                                                               ----------------      -------------------------
                                                                   2004(b)              2004          2003
                                                               -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................        $  (11)          $      (284)  $    44,326
    Net realized gain (loss) on investments.................          (148)               28,963      (334,973)
    Realized gain distribution received.....................            --                63,732            --
    Change in unrealized appreciation (depreciation) on
      investments...........................................           540               388,322     2,553,457
                                                                    ------           -----------   -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................           381               480,733     2,262,810
                                                                    ------           -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................         3,501               228,373       232,632
    Policyowners' surrenders................................           (52)             (827,473)     (692,971)
    Policyowners' annuity and death benefits................            --               (51,808)     (110,885)
    Net transfers from (to) Fixed Account...................            --                37,602       (56,802)
    Transfers between Investment Divisions..................         5,575             1,351,617     1,001,507
                                                                    ------           -----------   -----------
      Net contributions and (withdrawals)...................         9,024               738,311       373,481
                                                                    ------           -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................            --                (2,546)       (5,467)
                                                                    ------           -----------   -----------
        Increase (decrease) in net assets...................         9,405             1,216,498     2,630,824
NET ASSETS:
    Beginning of period.....................................            --            12,398,409     9,767,585
                                                                    ------           -----------   -----------
    End of period...........................................        $9,405           $13,614,907   $12,398,409
                                                                    ======           ===========   ===========

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through June 30,
    2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

           Janus Aspen
             Series
            Worldwide              MFS(R) INVESTORS               MFS(R)                   MFS(R)
            GROWTH--                TRUST SERIES--           RESEARCH SERIES--       UTILITIES SERIES--
      INSTITUTIONAL SHARES           INITIAL CLASS             INITIAL CLASS           SERVICE CLASS
    -------------------------   -----------------------   -----------------------   --------------------
       2004          2003          2004         2003         2004         2003            2004(b)
    ----------------------------------------------------------------------------------------------------
    $   (91,460)  $   (89,609)  $     (283)  $   (8,877)  $    8,289   $  (10,889)        $    (78)
         75,281    (2,561,847)     (34,955)    (190,457)     (74,659)    (376,376)               7
             --            --           --           --           --           --               --
     (1,651,289)   11,845,245       58,496      438,026      150,668      746,507            1,903
    -----------   -----------   ----------   ----------   ----------   ----------         --------
     (1,667,468)    9,193,789       23,258      238,692       84,298      359,242            1,832
    -----------   -----------   ----------   ----------   ----------   ----------         --------
        499,446       712,397       19,079       33,153       26,549       29,555           41,217
     (1,906,887)   (3,130,683)     (31,424)    (150,195)     (73,705)    (140,623)            (388)
       (169,903)     (434,608)     (29,554)     (10,701)        (727)     (18,307)              --
       (112,271)     (551,040)     (17,686)     (41,968)       2,290      (11,380)              --
     (2,303,985)   (4,206,750)      31,208       55,585      104,062      (69,633)         115,479
    -----------   -----------   ----------   ----------   ----------   ----------         --------
     (3,993,600)   (7,610,684)     (28,377)    (114,126)      58,469     (210,388)         156,308
    -----------   -----------   ----------   ----------   ----------   ----------         --------
         (6,376)      (23,270)        (251)        (597)        (549)        (876)              (1)
    -----------   -----------   ----------   ----------   ----------   ----------         --------
     (5,667,444)    1,559,835       (5,370)     123,969      142,218      147,978          158,139
     48,340,274    46,780,439    1,479,485    1,355,516    1,881,722    1,733,744               --
    -----------   -----------   ----------   ----------   ----------   ----------         --------
    $42,672,830   $48,340,274   $1,474,115   $1,479,485   $2,023,940   $1,881,722         $158,139
    ===========   ===========   ==========   ==========   ==========   ==========         ========

              VAN ECK                         VAN KAMPEN                  VICTORY VIF
             WORLDWIDE                            UIF                     DIVERSIFIED
               HARD                        EMERGING MARKETS                 STOCK--
              ASSETS                        EQUITY--CLASS I              CLASS A SHARES
    ---------------------------       ---------------------------       ----------------
       2004             2003             2004             2003              2004(b)
----------------------------------------------------------------------------------------
    $   (3,121)      $   (7,720)      $  (36,638)      $  (57,631)          $   (10)
        57,603          (52,423)        (632,579)        (632,171)               --
            --               --               --               --                --
       (30,966)         416,873          475,963        2,529,389               335
    ----------       ----------       ----------       ----------           -------
        23,516          356,730         (193,254)       1,839,587               325
    ----------       ----------       ----------       ----------           -------
        28,274           18,481           53,760           84,683                --
       (61,930)         (22,633)        (517,968)        (305,834)               --
            --          (18,964)         (74,675)         (47,933)               --
         1,075          (65,282)         (44,235)         (13,865)               --
       125,630           53,492           35,574          392,539            30,000
    ----------       ----------       ----------       ----------           -------
        93,049          (34,906)        (547,544)         109,590            30,000
    ----------       ----------       ----------       ----------           -------
          (173)            (933)          (1,070)          (4,633)               --
    ----------       ----------       ----------       ----------           -------
       116,392          320,891         (741,868)       1,944,544            30,325
     1,287,634          966,743        5,895,211        3,950,667                --
    ----------       ----------       ----------       ----------           -------
    $1,404,026       $1,287,634       $5,153,343       $5,895,211           $30,325
    ==========       ==========       ==========       ==========           =======

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $34,210,962      $184,649,735       $28,572,888

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        101,935           559,160            85,016
    Administrative charges...............................          8,494            46,597             7,084
                                                             -----------      ------------       -----------
      Total net assets...................................    $34,100,533      $184,043,978       $28,480,788
                                                             ===========      ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................    $34,100,533      $184,043,978       $28,480,788
                                                             ===========      ============       ===========
    Variable accumulation
      unit value.........................................    $     16.41      $      20.87       $      1.33
                                                             ===========      ============       ===========
Identified Cost of Investment............................    $34,064,831      $217,651,925       $28,574,308
                                                             ===========      ============       ===========


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           S&P 500          SMALL CAP
                                                               VALUE--           INDEX--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $10,041,927      $171,186,093       $6,099,187

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         29,077           521,917           17,984
    Administrative charges...............................          2,423            43,493            1,499
                                                             -----------      ------------       ----------
      Total net assets...................................    $10,010,427      $170,620,683       $6,079,704
                                                             ===========      ============       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners.............................    $10,010,427      $170,620,683       $6,079,704
                                                             ===========      ============       ==========
    Variable accumulation
      unit value.........................................    $     11.11      $      26.70       $     9.92
                                                             ===========      ============       ==========
Identified Cost of Investment............................    $ 8,709,242      $173,115,354       $5,376,250
                                                             ===========      ============       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD       MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE       INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--           CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $ 88,798,758     $18,949,160      $33,242,452      $108,831,112      $9,460,986        $4,170,828       $7,866,058

          270,222          57,415           99,191           328,049          27,917            11,956           22,123
           22,518           4,785            8,266            27,338           2,327               996            1,844
     ------------     -----------      -----------      ------------      ----------        ----------       ----------
     $ 88,506,018     $18,886,960      $33,134,995      $108,475,725      $9,430,742        $4,157,876       $7,842,091
     ============     ===========      ===========      ============      ==========        ==========       ==========
     $ 88,506,018     $18,886,960      $33,134,995      $108,475,725      $9,430,742        $4,157,876       $7,842,091
     ============     ===========      ===========      ============      ==========        ==========       ==========
     $      24.00     $     16.84      $     16.72      $      21.11      $    15.57        $    11.55       $    10.28
     ============     ===========      ===========      ============      ==========        ==========       ==========
     $108,901,726     $19,282,827      $33,953,841      $108,962,748      $8,953,465        $3,521,005       $7,025,839
     ============     ===========      ===========      ============      ==========        ==========       ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $115,807,936     $57,111,674       $5,964,221       $4,079,248      $ 9,670,970       $2,961,138       $12,027,148

          349,684         173,550           17,606           12,013           29,463            8,947            36,325
           29,141          14,463            1,467            1,001            2,455              745             3,027
     ------------     -----------       ----------       ----------      -----------       ----------       -----------
     $115,429,111     $56,923,661       $5,945,148       $4,066,234      $ 9,639,052       $2,951,446       $11,987,796
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $115,429,111     $56,923,661       $5,945,148       $4,066,234      $ 9,639,052       $2,951,446       $11,987,796
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $      20.70     $     19.33       $    10.77       $    10.86      $     12.20       $     9.33       $      9.34
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $124,516,110     $57,366,517       $6,054,168       $3,979,698      $13,818,417       $2,995,851       $18,024,776
     ============     ===========       ==========       ==========      ===========       ==========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                                DREYFUS IP        FIDELITY(R)
                                                              CALVERT           TECHNOLOGY            VIP
                                                               SOCIAL            GROWTH--       CONTRAFUND(R)--
                                                              BALANCED        INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................     $5,442,858         $2,748,168        $69,571,518

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................         16,326              8,489            210,466
    Administrative charges..............................          1,360                707             17,539
                                                             ----------         ----------        -----------
      Total net assets..................................     $5,425,172         $2,738,972        $69,343,513
                                                             ==========         ==========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners............................     $5,425,172         $2,738,972        $69,343,513
                                                             ==========         ==========        ===========
    Variable accumulation
      unit value........................................     $    17.76         $     8.43        $     19.16
                                                             ==========         ==========        ===========
Identified Cost of Investment...........................     $5,839,702         $2,637,505        $66,436,927
                                                             ==========         ==========        ===========

                                                               MFS(R)           NEUBERGER
                                                             UTILITIES            BERMAN         T. ROWE PRICE
                                                              SERIES--         AMT MID-CAP           EQUITY
                                                              SERVICE            GROWTH--            INCOME
                                                               CLASS             CLASS S           PORTFOLIO
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................      $85,586            $30,701          $15,301,273

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................           44                 11               44,704
    Administrative charges..............................            4                  1                3,725
                                                              -------            -------          -----------
      Total net assets..................................      $85,538            $30,689          $15,252,844
                                                              =======            =======          ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners............................      $85,538            $30,689          $15,252,844
                                                              =======            =======          ===========
    Variable accumulation
      unit value........................................      $ 10.60            $ 10.45          $     12.89
                                                              =======            =======          ===========
Identified Cost of Investment...........................      $84,149            $29,946          $13,970,783
                                                              =======            =======          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

      FIDELITY(R)                                                       JANUS ASPEN
          VIP             FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
        EQUITY-               VIP                   SERIES               WORLDWIDE              INVESTORS
       INCOME--            MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
     INITIAL CLASS      SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------
      $29,127,044          $1,748,017            $74,413,650            $53,873,138             $1,904,418

           88,091               4,565                224,169                162,586                  5,797
            7,341                 380                 18,681                 13,549                    483
      -----------          ----------            -----------            -----------             ----------
      $29,031,612          $1,743,072            $74,170,800            $53,697,003             $1,898,138
      ===========          ==========            ===========            ===========             ==========
      $29,031,612          $1,743,072            $74,170,800            $53,697,003             $1,898,138
      ===========          ==========            ===========            ===========             ==========
      $     16.68          $    12.05            $     19.41            $     14.27             $     8.83
      ===========          ==========            ===========            ===========             ==========
      $28,936,063          $1,690,515            $79,806,649            $84,357,818             $2,138,047
      ===========          ==========            ===========            ===========             ==========


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
          $2,770,007
               8,358
                 696
          ----------
          $2,760,953
          ==========
          $2,760,953
          ==========
          $     9.17
          ==========
          $3,344,771
          ==========

                           VAN KAMPEN              VICTORY
                              UIF                    VIF
        VAN ECK             EMERGING             DIVERSIFIED
       WORLDWIDE            MARKETS                STOCK--
         HARD               EQUITY--               CLASS A
        ASSETS              CLASS I                 SHARES
    -------------------------------------------------------------
      $2,008,333           $6,767,030              $23,073

           5,584               19,991                   17
             467                1,666                    1
      ----------           ----------              -------
      $2,002,282           $6,745,373              $23,055
      ==========           ==========              =======
      $2,002,282           $6,745,373              $23,055
      ==========           ==========              =======
      $    12.77           $    10.16              $ 10.55
      ==========           ==========              =======
      $1,587,437           $7,800,608              $22,560
      ==========           ==========              =======



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        --      $        --      $    82,674
  Mortality and expense risk charges........................      (215,674)      (1,128,508)        (174,242)
  Administrative charges....................................       (17,973)         (94,042)         (14,520)
                                                               -----------      -----------      -----------
      Net investment income (loss)..........................      (233,647)      (1,222,550)        (106,088)
                                                               -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     5,031,743        9,335,025        7,772,125
  Cost of investments sold..................................    (4,904,276)      (6,833,606)      (7,772,170)
                                                               -----------      -----------      -----------
      Net realized gain (loss) on investments...............       127,467        2,501,419              (45)
  Realized gain distribution received.......................            --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (98,365)        (352,280)            (375)
                                                               -----------      -----------      -----------
      Net gain (loss) on investments........................        29,102        2,149,139             (420)
                                                               -----------      -----------      -----------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  (204,545)     $   926,589      $  (106,508)
                                                               ===========      ===========      ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --       $        --       $      --
  Mortality and expense risk charges........................      (53,270)       (1,023,322)        (33,491)
  Administrative charges....................................       (4,439)          (85,277)         (2,791)
                                                                ---------       -----------       ---------
      Net investment income (loss)..........................      (57,709)       (1,108,599)        (36,282)
                                                                ---------       -----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      333,479         7,261,008         189,718
  Cost of investments sold..................................     (324,736)       (5,324,973)       (175,296)
                                                                ---------       -----------       ---------
      Net realized gain (loss) on investments...............        8,743         1,936,035          14,422
  Realized gain distribution received.......................           --                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      557,832         3,575,271          86,959
                                                                ---------       -----------       ---------
      Net gain (loss) on investments........................      566,575         5,511,306         101,381
                                                                ---------       -----------       ---------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 508,866       $ 4,402,707       $  65,099
                                                                =========       ===========       =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                      MAINSTAY VP
     MAINSTAY VP                                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON      MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--     CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS  INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $        --    $        --      $        --      $        --      $        --       $      --       $        --
        (530,813)      (112,697)        (214,680)        (655,386)         (53,492)        (21,406)          (39,628)
         (44,234)        (9,391)         (17,890)         (54,615)          (4,458)         (1,784)           (3,302)
     -----------    -----------      -----------      -----------      -----------       ---------       -----------
        (575,047)      (122,088)        (232,570)        (710,001)         (57,950)        (23,190)          (42,930)
     -----------    -----------      -----------      -----------      -----------       ---------       -----------
       4,133,767      1,444,666        7,476,625        5,414,453          341,212          99,250           146,715
      (4,506,904)    (1,683,560)      (7,129,679)      (6,629,122)        (284,482)        (85,307)         (132,175)
     -----------    -----------      -----------      -----------      -----------       ---------       -----------
        (373,137)      (238,894)         346,946       (1,214,669)          56,730          13,943            14,540
              --             --               --               --               --              --                --
       2,888,134        329,410         (362,478)       4,017,009          183,144         195,741           260,551
     -----------    -----------      -----------      -----------      -----------       ---------       -----------
       2,514,997         90,516          (15,532)       2,802,340          239,874         209,684           275,091
     -----------    -----------      -----------      -----------      -----------       ---------       -----------
     $ 1,939,950    $   (31,572)     $  (248,102)     $ 2,092,339      $   181,924       $ 186,494       $   232,161
     ===========    ===========      ===========      ===========      ===========       =========       ===========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $        --      $        --      $        --      $        --      $        --       $      --        $        --
        (713,060)        (337,558)         (33,722)         (23,351)         (60,449)        (17,378)           (69,231)
         (59,422)         (28,130)          (2,810)          (1,946)          (5,037)         (1,448)            (5,769)
     -----------      -----------      -----------      -----------      -----------       ---------        -----------
        (772,482)        (365,688)         (36,532)         (25,297)         (65,486)        (18,826)           (75,000)
     -----------      -----------      -----------      -----------      -----------       ---------        -----------
       8,073,742        2,351,649          231,978          224,602          697,225         270,329            482,541
      (6,643,311)      (2,553,464)        (254,934)        (228,689)      (1,288,558)       (369,519)        (1,819,985)
     -----------      -----------      -----------      -----------      -----------       ---------        -----------
       1,430,431         (201,815)         (22,956)          (4,087)        (591,333)        (99,190)        (1,337,444)
              --               --               --               --               --              --                 --
         (39,575)       2,414,971          282,699          109,537          163,217         151,241          2,238,050
     -----------      -----------      -----------      -----------      -----------       ---------        -----------
       1,390,856        2,213,156          259,743          105,450         (428,116)         52,051            900,606
     -----------      -----------      -----------      -----------      -----------       ---------        -----------
     $   618,374      $ 1,847,468      $   223,211      $    80,153      $  (493,602)      $  33,225        $   825,606
     ===========      ===========      ===========      ===========      ===========       =========        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $      --        $      --        $   225,641
  Mortality and expense risk charges........................      (32,192)         (16,979)          (399,807)
  Administrative charges....................................       (2,683)          (1,415)           (33,317)
                                                                ---------        ---------        -----------
      Net investment income (loss)..........................      (34,875)         (18,394)          (207,483)
                                                                ---------        ---------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      243,961          500,809          1,985,771
  Cost of investments sold..................................     (292,703)        (350,360)        (1,645,814)
                                                                ---------        ---------        -----------
      Net realized gain (loss) on investments...............      (48,742)         150,449            339,957
  Realized gain distribution received.......................           --               --                 --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      185,146         (236,279)         3,551,061
                                                                ---------        ---------        -----------
      Net gain (loss) on investments........................      136,404          (85,830)         3,891,018
                                                                ---------        ---------        -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 101,529        $(104,224)       $ 3,683,535
                                                                =========        =========        ===========

                                                                  MFS(R)         NEUBERGER
                                                                UTILITIES          BERMAN       T. ROWE PRICE
                                                                 SERIES--       AMT MID CAP         EQUITY
                                                                 SERVICE          GROWTH--          INCOME
                                                                 CLASS(A)       CLASS S (A)       PORTFOLIO
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................      $   --            $ --          $  91,972
  Mortality and expense risk charges........................         (43)            (11)           (83,292)
  Administrative charges....................................          (4)             (1)            (6,941)
                                                                  ------            ----          ---------
      Net investment income (loss)..........................         (47)            (12)             1,739
                                                                  ------            ----          ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          --              --            729,434
  Cost of investments sold..................................          --              --           (700,832)
                                                                  ------            ----          ---------
      Net realized gain (loss) on investments...............          --              --             28,602
  Realized gain distribution received.......................          --              --             68,259
  Change in unrealized appreciation (depreciation) on
    investments.............................................       1,437             755            417,451
                                                                  ------            ----          ---------
      Net gain (loss) on investments........................       1,437             755            514,312
                                                                  ------            ----          ---------
        Net increase (decrease) in net assets resulting
          from operations...................................      $1,390            $743          $ 516,051
                                                                  ======            ====          =========

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                        JANUS
                                        JANUS           ASPEN
     FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES          MFS(R)
         VIP             VIP           SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-        MID CAP--      BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS      CLASS 2         SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
     $   438,104      $      --      $   580,134     $   265,631      $  11,884       $  28,789
        (170,917)        (6,511)        (451,002)       (345,404)       (11,311)        (15,982)
         (14,243)          (543)         (37,584)        (28,784)          (943)         (1,332)
     -----------      ---------      -----------     -----------      ---------       ---------
         252,944         (7,054)          91,548        (108,557)          (370)         11,475
     -----------      ---------      -----------     -----------      ---------       ---------
       1,051,750        187,448        5,183,599       3,732,663        128,397         129,436
      (1,155,959)      (169,674)      (4,989,966)     (4,086,176)      (156,814)       (217,957)
     -----------      ---------      -----------     -----------      ---------       ---------
        (104,209)        17,774          193,633        (353,513)       (28,417)        (88,521)
         104,658             --               --              --             --              --
         527,706         30,775          647,258      (1,649,882)        57,956         191,952
     -----------      ---------      -----------     -----------      ---------       ---------
         528,155         48,549          840,891      (2,003,395)        29,539         103,431
     -----------      ---------      -----------     -----------      ---------       ---------
     $   781,099      $  41,495      $   932,439     $(2,111,952)     $  29,169       $ 114,906
     ===========      =========      ===========     ===========      =========       =========

                                         VICTORY
                      VAN KAMPEN           VIF
       VAN ECK            UIF          DIVERSIFIED
      WORLDWIDE        EMERGING          STOCK--
        HARD            MARKETS          CLASS A
       ASSETS       EQUITY--CLASS I     SHARES(a)
    -----------------------------------------------
      $   6,379        $      --          $   3
        (10,463)         (42,678)           (17)
           (872)          (3,556)            (1)
      ---------        ---------          -----
         (4,956)         (46,234)           (15)
      ---------        ---------          -----
        182,543          558,543            511
       (138,606)        (822,633)          (490)
      ---------        ---------          -----
         43,937         (264,090)            21
             --               --             --
         (5,014)          24,188            513
      ---------        ---------          -----
         38,923         (239,902)           534
      ---------        ---------          -----
      $  33,967        $(286,136)         $ 519
      =========        =========          =====

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)


                                                                      MAINSTAY VP                    MAINSTAY VP
                                                                         BOND--                 CAPITAL APPRECIATION--
                                                                     INITIAL CLASS                  INITIAL CLASS
                                                               --------------------------    ----------------------------
                                                                  2004           2003            2004            2003
                                                               ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $  (233,647)   $ 1,044,094    $ (1,222,550)   $ (1,851,332)
    Net realized gain (loss) on investments.................       127,467        159,616       2,501,419       2,061,683
    Realized gain distribution received.....................            --        952,929              --              --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       (98,365)      (845,568)       (352,280)     38,994,787
                                                               -----------    -----------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................      (204,545)     1,311,071         926,589      39,205,138
                                                               -----------    -----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       647,561      1,579,731       4,462,705       8,163,573
    Policyowners' surrenders................................    (2,415,041)    (3,627,258)     (8,607,687)    (12,873,317)
    Policyowners' annuity and death benefits................      (213,447)      (526,583)       (236,735)       (701,360)
    Net transfers from (to) Fixed Account...................      (134,573)    (1,092,843)       (373,838)     (1,756,594)
    Transfers between Investment Divisions..................    (2,187,745)    (1,016,399)     (2,874,320)     (5,280,795)
                                                               -----------    -----------    ------------    ------------
      Net contributions and (withdrawals)...................    (4,303,245)    (4,683,352)     (7,629,875)    (12,448,493)
                                                               -----------    -----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          (277)        (3,834)        (27,640)        (96,674)
                                                               -----------    -----------    ------------    ------------
        Increase (decrease) in net assets...................    (4,508,067)    (3,376,115)     (6,730,926)     26,659,971
NET ASSETS:
    Beginning of period.....................................    38,608,600     41,984,715     190,774,904     164,114,933
                                                               -----------    -----------    ------------    ------------
    End of period...........................................   $34,100,533    $38,608,600    $184,043,978    $190,774,904
                                                               ===========    ===========    ============    ============

                                                                       MAINSTAY VP
                                                                        HIGH YIELD                   MAINSTAY VP
                                                                     CORPORATE BOND--           INTERNATIONAL EQUITY--
                                                                      INITIAL CLASS                 INITIAL CLASS
                                                               ----------------------------    ------------------------
                                                                   2004            2003           2004          2003
                                                               --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $   (710,001)   $  5,995,386    $  (57,950)   $   44,875
    Net realized gain (loss) on investments.................     (1,214,669)     (2,330,278)       56,730      (146,132)
    Realized gain distribution received.....................             --              --            --            --
    Change in unrealized appreciation (depreciation) on
      investments...........................................      4,017,009      23,276,393       183,144     1,799,344
                                                               ------------    ------------    ----------    ----------
      Net increase (decrease) in net assets resulting from
        operations..........................................      2,092,339      26,941,501       181,924     1,698,087
                                                               ------------    ------------    ----------    ----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................      2,003,450       3,270,921       243,626       254,690
    Policyowners' surrenders................................     (4,860,897)     (7,575,472)     (378,676)     (427,403)
    Policyowners' annuity and death benefits................       (376,323)       (437,740)           --       (81,768)
    Net transfers from (to) Fixed Account...................       (389,133)       (626,638)      (32,916)     (181,257)
    Transfers between Investment Divisions..................      1,715,970      11,653,149     1,271,268       697,216
                                                               ------------    ------------    ----------    ----------
      Net contributions and (withdrawals)...................     (1,906,933)      6,284,220     1,103,302       261,478
                                                               ------------    ------------    ----------    ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................        (16,992)        (79,507)       (1,402)       (4,640)
                                                               ------------    ------------    ----------    ----------
        Increase (decrease) in net assets...................        168,414      33,146,214     1,283,824     1,954,925
NET ASSETS:
    Beginning of period.....................................    108,307,311      75,161,097     8,146,918     6,191,993
                                                               ------------    ------------    ----------    ----------
    End of period...........................................   $108,475,725    $108,307,311    $9,430,742    $8,146,918
                                                               ============    ============    ==========    ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                         MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP
            MainStay VP                Common Stock--               CONVERTIBLE--                GOVERNMENT--
          Cash Management               Initial Class               INITIAL CLASS               INITIAL CLASS
    ---------------------------   -------------------------   -------------------------   --------------------------
        2004           2003          2004          2003          2004          2003          2004           2003
    ----------------------------------------------------------------------------------------------------------------
    $   (106,088)  $   (242,652)  $  (575,047)  $  (191,598)  $  (122,088)  $   181,263   $  (232,570)  $  1,245,725
             (45)           721      (373,137)   (1,570,865)     (238,894)     (140,378)      346,946      1,666,362
              --             --            --            --            --            --            --             --
                               )
            (375)        (2,560     2,888,134    19,710,274       329,410     2,742,764      (362,478)    (2,732,456)
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
                               )
        (106,508)      (244,491     1,939,950    17,947,811       (31,572)    2,783,649      (248,102)       179,631
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
       1,470,767      3,373,919     1,934,405     3,342,807       517,570       954,846       837,182      2,072,421
      (2,637,402)    (5,938,172)   (3,257,642)   (5,405,856)     (850,570)   (1,356,443)   (2,643,566)    (6,038,163)
         (19,409)      (117,244)     (197,310)     (335,306)      (27,170)      (86,916)      (37,987)      (659,433)
      (1,106,751)    (4,656,651)     (133,101)     (796,484)      (45,596)      (52,676)     (216,150)    (1,660,772)
      (1,121,430)    (5,935,611)   (1,362,896)   (1,782,277)    1,665,819     2,703,511    (4,575,322)    (6,224,742)
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
      (3,414,225)   (13,273,759)   (3,016,544)   (4,977,116)    1,260,053     2,162,322    (6,635,843)   (12,510,689)
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
            (210)          (699)      (15,709)      (44,604)       (2,092)       (6,682)          196           (498)
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
      (3,520,943)   (13,518,949)   (1,092,303)   12,926,091     1,226,389     4,939,289    (6,883,749)   (12,331,556)
      32,001,731     45,520,680    89,598,321    76,672,230    17,660,571    12,721,282    40,018,744     52,350,300
    ------------   ------------   -----------   -----------   -----------   -----------   -----------   ------------
    $ 28,480,788   $ 32,001,731   $88,506,018   $89,598,321   $18,886,960   $17,660,571   $33,134,995   $ 40,018,744
    ============   ============   ===========   ===========   ===========   ===========   ===========   ============


          MainStay VP               MainStay VP               MainStay VP                  MainStay VP
            Mid Cap                   Mid Cap                   Mid Cap                      S&P 500
            Core--                   Growth--                   Value--                      Index--
         Initial Class             Initial Class             Initial Class                Initial Class
    -----------------------   -----------------------   ------------------------   ---------------------------
       2004         2003         2004         2003         2004          2003          2004           2003
    ----------------------------------------------------------------------------------------------------------
    $  (23,190)  $  (13,355)  $  (42,930)  $  (24,531)  $   (57,709)  $   (8,595)  $ (1,108,599)  $     66,204
        13,943      (52,652)      14,540      (80,703)        8,743     (146,792)     1,936,035      2,271,638
            --           --           --           --            --           --             --             --
       195,741      621,902      260,551      744,755       557,832    1,721,342      3,575,271     33,888,575
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
       186,494      555,895      232,161      639,521       508,866    1,565,955      4,402,707     36,226,417
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
       158,365      214,342      310,087      217,327       343,495      517,257      3,941,941      6,107,032
      (125,871)    (201,005)    (169,641)     (99,247)     (277,387)    (531,752)    (8,038,358)   (11,460,970)
            --       (2,544)      (1,186)          --       (30,232)          --       (430,587)      (336,662)
        39,228      (54,041)      73,425       20,262        74,365       43,107       (213,502)    (1,399,788)
     1,095,129      913,366    2,473,929    3,513,535     1,264,150    1,230,794        (97,938)      (801,584)
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
     1,166,851      870,118    2,686,614    3,651,877     1,374,391    1,259,406     (4,838,444)    (7,891,972)
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
          (984)      (1,220)      (1,566)      (1,212)       (2,602)      (3,218)       (30,165)       (89,976)
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
     1,352,361    1,424,793    2,917,209    4,290,186     1,880,655    2,822,143       (465,902)    28,244,469
     2,805,515    1,380,722    4,924,882      634,696     8,129,772    5,307,629    171,086,585    142,842,116
    ----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
    $4,157,876   $2,805,515   $7,842,091   $4,924,882   $10,010,427   $8,129,772   $170,620,683   $171,086,585
    ==========   ==========   ==========   ==========   ===========   ==========   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                     MAINSTAY VP
                                                                      SMALL CAP                    MAINSTAY VP
                                                                       GROWTH--                   TOTAL RETURN--
                                                                    INITIAL CLASS                 INITIAL CLASS
                                                               ------------------------    ----------------------------
                                                                  2004          2003           2004            2003
                                                               --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $  (36,282)   $  (30,978)   $   (772,482)   $    634,199
    Net realized gain (loss) on investments.................       14,422       (92,399)      1,430,431       1,491,504
    Realized gain distribution received.....................           --            --              --              --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       86,959       947,084         (39,575)     17,119,610
                                                               ----------    ----------    ------------    ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       65,099       823,707         618,374      19,245,313
                                                               ----------    ----------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................      213,004       206,095       1,916,406       3,674,508
    Policyowners' surrenders................................     (163,818)     (169,871)     (6,547,798)     (9,982,600)
    Policyowners' annuity and death benefits................           --        (2,824)       (311,330)       (560,976)
    Net transfers from (to) Fixed Account...................          372       (31,705)       (409,220)     (1,106,315)
    Transfers between Investment Divisions..................    1,196,060     2,526,302      (1,676,985)     (1,908,328)
                                                               ----------    ----------    ------------    ------------
      Net contributions and (withdrawals)...................    1,245,618     2,527,997      (7,028,927)     (9,883,711)
                                                               ----------    ----------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................       (1,516)       (1,705)        (13,811)        (48,666)
                                                               ----------    ----------    ------------    ------------
        Increase (decrease) in net assets...................    1,309,201     3,349,999      (6,424,364)      9,312,936
NET ASSETS:
    Beginning of period.....................................    4,770,503     1,420,504     121,853,475     112,540,539
                                                               ----------    ----------    ------------    ------------
    End of period...........................................   $6,079,704    $4,770,503    $115,429,111    $121,853,475
                                                               ==========    ==========    ============    ============

                                                                     MAINSTAY VP
                                                                     LORD ABBETT                 ALGER AMERICAN
                                                                      DEVELOPING                     SMALL
                                                                       GROWTH--                 CAPITALIZATION--
                                                                    INITIAL CLASS                CLASS O SHARES
                                                               ------------------------    --------------------------
                                                                  2004          2003          2004           2003
                                                               ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $  (18,826)   $  (25,903)   $   (75,000)   $  (114,258)
    Net realized gain (loss) on investments.................      (99,190)     (177,749)    (1,337,444)    (2,544,815)
    Realized gain distribution received.....................           --            --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................      151,241       801,800      2,238,050      5,697,832
                                                               ----------    ----------    -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................       33,225       598,148        825,606      3,038,759
                                                               ----------    ----------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       97,159       107,100        417,718        673,336
    Policyowners' surrenders................................     (168,654)     (103,030)      (366,973)      (503,418)
    Policyowners' annuity and death benefits................         (625)      (32,538)       (17,157)       (48,635)
    Net transfers from (to) Fixed Account...................         (371)      (29,995)        (9,653)       (76,214)
    Transfers between Investment Divisions..................      215,552       725,974        401,162        (31,703)
                                                               ----------    ----------    -----------    -----------
      Net contributions and (withdrawals)...................      143,061       667,511        425,097         13,366
                                                               ----------    ----------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (803)       (1,259)        (4,691)        (7,682)
                                                               ----------    ----------    -----------    -----------
        Increase (decrease) in net assets...................      175,483     1,264,400      1,246,012      3,044,443
NET ASSETS:
    Beginning of period.....................................    2,775,963     1,511,563     10,741,784      7,697,341
                                                               ----------    ----------    -----------    -----------
    End of period...........................................   $2,951,446    $2,775,963    $11,987,796    $10,741,784
                                                               ==========    ==========    ===========    ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                           MAINSTAY VP
                                      MAINSTAY VP               MAINSTAY VP                EAGLE ASSET
           MAINSTAY VP             AMERICAN CENTURY            DREYFUS LARGE               MANAGEMENT
             VALUE--               INCOME & GROWTH--          COMPANY VALUE--            GROWTH EQUITY--
          INITIAL CLASS              INITIAL CLASS             INITIAL CLASS              INITIAL CLASS
    -------------------------   -----------------------   -----------------------   -------------------------
       2004          2003          2004         2003         2004         2003         2004          2003
    ---------------------------------------------------------------------------------------------------------
    $  (365,688)  $   128,141   $  (36,532)  $    9,210   $  (25,297)  $  (13,176)  $   (65,486)  $  (100,652)
       (201,815)   (1,160,592)     (22,956)    (109,599)      (4,087)     (89,413)     (591,333)   (1,357,329)
             --            --           --           --           --           --            --            --
      2,414,971    12,592,971      282,699    1,221,881      109,537      830,830       163,217     3,564,637
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
      1,847,468    11,560,520      223,211    1,121,492       80,153      728,241      (493,602)    2,106,656
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
      1,165,562     2,107,651      148,006      230,453      125,983      152,312       407,820       590,363
     (2,218,106)   (3,226,096)    (122,923)    (247,287)     (94,771)    (175,054)     (340,864)     (593,054)
        (47,300)     (202,840)      (3,563)          --      (41,602)        (206)      (15,276)       (8,081)
        (61,136)     (492,426)       9,531      (13,047)        (762)     (60,322)      (15,553)     (183,921)
         (7,360)     (316,134)     313,156      263,989      349,216      312,369      (297,525)      223,392
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
     (1,168,340)   (2,129,845)     344,207      234,108      338,064      229,099      (261,398)       28,699
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
        (10,181)      (26,246)      (1,271)      (2,663)        (570)      (1,749)         (780)       (4,901)
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
        668,947     9,404,429      566,147    1,352,937      417,647      955,591      (755,780)    2,130,454
     56,254,714    46,850,285    5,379,001    4,026,064    3,648,587    2,692,996    10,394,832     8,264,378
    -----------   -----------   ----------   ----------   ----------   ----------   -----------   -----------
    $56,923,661   $56,254,714   $5,945,148   $5,379,001   $4,066,234   $3,648,587   $ 9,639,052   $10,394,832
    ===========   ===========   ==========   ==========   ==========   ==========   ===========   ===========


                                    DREYFUS IP                 FIDELITY(R)                 FIDELITY(R)
            CALVERT                 TECHNOLOGY                     VIP                         VIP
            SOCIAL                   GROWTH--                CONTRAFUND(R)--             EQUITY-INCOME--
           BALANCED               INITIAL SHARES              INITIAL CLASS               INITIAL CLASS
    -----------------------   -----------------------   -------------------------   -------------------------
       2004         2003         2004         2003         2004          2003          2004          2003
    ---------------------------------------------------------------------------------------------------------
    $  (34,875)  $   33,026   $  (18,394)  $  (17,972)  $  (207,483)  $  (470,111)  $   252,944   $   112,961
       (48,742)    (275,198)     150,449     (137,274)      339,957      (112,777)     (104,209)     (778,065)
            --           --           --           --            --            --       104,658            --
       185,146    1,025,355     (236,279)     652,036     3,551,061    14,333,142       527,706     6,746,640
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
       101,529      783,183     (104,224)     496,790     3,683,535    13,750,254       781,099     6,081,536
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
       165,967      276,558      178,409      116,551     1,599,774     2,624,758       660,570     1,090,903
       (96,180)    (372,860)    (200,016)    (100,790)   (2,278,074)   (3,921,332)   (1,097,787)   (1,684,469)
        (4,754)      (1,790)          --           --       (61,608)      (93,403)      (36,682)      (90,592)
         2,389      (20,476)      (3,962)      58,636       (99,824)     (341,510)        6,418      (192,102)
       (22,896)      87,600      289,908    1,131,074     1,382,650       449,079       884,166       946,739
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
        44,526      (30,968)     264,339    1,205,471       542,918    (1,282,408)      416,685        70,479
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
          (734)      (1,866)        (495)      (1,120)      (17,827)      (34,982)       (5,049)      (14,757)
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
       145,321      750,349      159,620    1,701,141     4,208,626    12,432,864     1,192,735     6,137,258
     5,279,851    4,529,502    2,579,352      878,211    65,134,887    52,702,023    27,838,877    21,701,619
    ----------   ----------   ----------   ----------   -----------   -----------   -----------   -----------
    $5,425,172   $5,279,851   $2,738,972   $2,579,352   $69,343,513   $65,134,887   $29,031,612   $27,838,877
    ==========   ==========   ==========   ==========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                    FIDELITY(R)                 JANUS ASPEN
                                                                        VIP                        SERIES
                                                                     MID CAP--                   BALANCED--
                                                                  SERVICE CLASS 2           INSTITUTIONAL SHARES
                                                               ----------------------    --------------------------
                                                                  2004       2003(a)        2004           2003
                                                               ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................   $   (7,054)   $   (719)   $    91,548    $   686,841
    Net realized gain (loss) on investments.................       17,774          33        193,633        765,107
    Realized gain distribution received.....................           --          --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       30,775      26,727        647,258      7,427,490
                                                               ----------    --------    -----------    -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................       41,495      26,041        932,439      8,879,438
                                                               ----------    --------    -----------    -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................      147,883      20,381      2,061,116      4,105,865
    Policyowners' surrenders................................     (100,232)       (616)    (2,854,297)    (5,011,840)
    Policyowners' annuity and death benefits................           --          --        (92,055)      (171,143)
    Net transfers from (to) Fixed Account...................       19,900       2,072       (219,150)    (1,036,909)
    Transfers between Investment Divisions..................    1,296,649     289,765     (3,012,809)    (2,083,429)
                                                               ----------    --------    -----------    -----------
      Net contributions and (withdrawals)...................    1,364,200     311,602     (4,117,195)    (4,197,456)
                                                               ----------    --------    -----------    -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (230)        (36)        (9,146)       (22,113)
                                                               ----------    --------    -----------    -----------
        Increase (decrease) in net assets...................    1,405,465     337,607     (3,193,902)     4,659,869
NET ASSETS:
    Beginning of period.....................................      337,607          --     77,364,702     72,704,833
                                                               ----------    --------    -----------    -----------
    End of period...........................................   $1,743,072    $337,607    $74,170,800    $77,364,702
                                                               ==========    ========    ===========    ===========

                                                                Neuberger
                                                                 Berman
                                                               AMT MIDCAP             T. ROWE PRICE
                                                                GROWTH--              EQUITY INCOME
                                                                 CLASS S                PORTFOLIO
                                                               -----------      -------------------------
                                                                 2004(b)           2004          2003
                                                               ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................     $   (12)       $     1,739   $    44,909
    Net realized gain (loss) on investments.................          --             28,602      (165,785)
    Realized gain distribution received.....................          --             68,259            --
    Change in unrealized appreciation (depreciation) on
      investments...........................................         755            417,451     2,338,791
                                                                 -------        -----------   -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................         743            516,051     2,217,915
                                                                 -------        -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       1,212            392,372       625,531
    Policyowners' surrenders................................          --           (499,732)     (648,151)
    Policyowners' annuity and death benefits................          --            (49,279)      (26,146)
    Net transfers from (to) Fixed Account...................          --            (27,284)     (175,971)
    Transfers between Investment Divisions..................      28,734          2,342,302     2,047,551
                                                                 -------        -----------   -----------
      Net contributions and (withdrawals)...................      29,946          2,158,379     1,822,814
                                                                 -------        -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          --             (2,662)       (5,309)
                                                                 -------        -----------   -----------
        Increase (decrease) in net assets...................      30,689          2,671,768     4,035,420
NET ASSETS:
    Beginning of period.....................................          --         12,581,076     8,545,656
                                                                 -------        -----------   -----------
    End of period...........................................     $30,689        $15,252,844   $12,581,076
                                                                 =======        ===========   ===========

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

           Janus Aspen
             Series                     MFS(R)
            WORLDWIDE                  INVESTORS                  MFS(R)                  MFS(R)
            GROWTH--                TRUST SERIES--           RESEARCH SERIES--      UTILITIES SERIES--
      INSTITUTIONAL SHARES           INITIAL CLASS             INITIAL CLASS          SERVICE CLASS
    -------------------------   -----------------------   -----------------------   ------------------
       2004          2003          2004         2003         2004         2003           2004(b)
    --------------------------------------------------------------------------------------------------
    $  (108,557)  $  (101,483)  $     (370)  $  (10,659)  $   11,475   $  (14,492)       $   (47)
       (353,513)     (805,271)     (28,417)    (125,082)     (88,521)    (339,540)            --
             --            --           --           --           --           --             --
     (1,649,882)   11,996,709       57,956      459,391      191,952      829,170          1,437
    -----------   -----------   ----------   ----------   ----------   ----------        -------
     (2,111,952)   11,089,955       29,169      323,650      114,906      475,138          1,390
    -----------   -----------   ----------   ----------   ----------   ----------        -------
      1,581,794     2,784,585       57,290       83,484       80,100      117,375            205
     (2,262,344)   (4,003,672)     (76,668)    (150,725)     (40,128)    (106,965)            --
        (60,904)     (124,863)     (12,418)     (16,922)     (35,620)     (14,834)            --
        (64,021)     (405,556)         677      (10,069)      (1,037)     (27,126)         1,413
     (2,081,427)   (4,229,188)       1,242       20,692      106,936      (86,343)        82,531
    -----------   -----------   ----------   ----------   ----------   ----------        -------
     (2,886,902)   (5,978,694)     (29,877)     (73,540)     110,251     (117,893)        84,149
    -----------   -----------   ----------   ----------   ----------   ----------        -------
         (7,642)      (27,953)        (317)        (786)        (743)      (1,153)            (1)
    -----------   -----------   ----------   ----------   ----------   ----------        -------
     (5,006,496)    5,083,308       (1,025)     249,324      224,414      356,092         85,538
     58,703,499    53,620,191    1,899,163    1,649,839    2,536,539    2,180,447             --
    -----------   -----------   ----------   ----------   ----------   ----------        -------
    $53,697,003   $58,703,499   $1,898,138   $1,899,163   $2,760,953   $2,536,539        $85,538
    ===========   ===========   ==========   ==========   ==========   ==========        =======

               VAN ECK                             VAN KAMPEN                    VICTORY VIF
              WORLDWIDE                                UIF                       DIVERSIFIED
                HARD                            EMERGING MARKETS                   STOCK--
               ASSETS                            EQUITY--CLASS I                CLASS A SHARES
    -----------------------------         -----------------------------         --------------
       2004               2003               2004               2003               2004(b)
    ------------------------------------------------------------------------------------------
    $   (4,956)        $   (9,905)        $  (46,234)        $  (68,308)           $   (15)
        43,937            (23,467)          (264,090)          (387,667)                21
            --                 --                 --                 --                 --
        (5,014)           479,541             24,188          2,624,261                513
    ----------         ----------         ----------         ----------            -------
        33,967            446,169           (286,136)         2,168,286                519
    ----------         ----------         ----------         ----------            -------
        61,476             37,174            211,513            313,519                350
       (63,203)          (133,495)          (409,257)          (379,216)              (511)
            --                 --             (7,744)            (1,115)                --
       (17,255)               342            (10,774)           (54,330)                --
       437,158             53,825            482,270            (93,483)            22,697
    ----------         ----------         ----------         ----------            -------
       418,176            (42,154)           266,008           (214,625)            22,536
    ----------         ----------         ----------         ----------            -------
          (243)            (1,143)            (1,220)            (5,488)                --
    ----------         ----------         ----------         ----------            -------
       451,900            402,872            (21,348)         1,948,173             23,055
     1,550,382          1,147,510          6,766,721          4,818,548                 --
    ----------         ----------         ----------         ----------            -------
    $2,002,282         $1,550,382         $6,745,373         $6,766,721            $23,055
    ==========         ==========         ==========         ==========            =======

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock(1)--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value(2)--Initial Class
MainStay VP S&P 500 Index(3)--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Initial Class

(2) Formerly known as MainStay VP Equity Income--Initial Class

(3) Formerly known as MainStay VP Indexed Equity--Initial Class

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................       2,651             7,233          23,337
Identified cost.............................................     $35,568          $194,015         $23,338
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................       2,552             8,824          28,573
Identified cost.............................................     $34,065          $217,652         $28,574


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................         830             6,286             562
Identified cost.............................................      $8,180          $148,257          $4,937
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................         887             7,400             599
Identified cost.............................................      $8,709          $173,115          $5,376

  Investment activity for the six months ended June 30, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................      $  749          $   517           $3,427
Proceeds from sales.........................................       6,410           14,019            8,077
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................      $  474          $   410           $4,232
Proceeds from sales.........................................       5,032            9,335            7,772


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................      $1,917           $1,789           $1,218
Proceeds from sales.........................................         577            7,870              823
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................      $1,653           $1,266           $1,403
Proceeds from sales.........................................         333            7,261              190

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
          3,888           2,265            3,558            15,295             883              376              828
       $ 93,364         $25,100          $38,982          $143,609         $10,300           $3,796           $7,331
          4,604           1,739            3,105            11,276             758              356              791
       $108,902         $19,283          $33,954          $108,963         $ 8,953           $3,521           $7,026

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
          6,632           3,337              485              299              692              256               548
       $117,602         $51,873           $5,243           $3,033          $ 9,922           $2,122           $13,006
          7,186           3,671              550              390              887              338               639
       $124,516         $57,367           $6,054           $3,980          $13,818           $2,996           $18,025


                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $  969           $4,419           $  290          $ 3,649           $2,009           $1,581           $2,536
         5,021            1,713            9,912           10,622              539              262              542
        $  512           $2,586           $  578          $ 2,776           $1,388           $1,246           $2,799
         4,134            1,445            7,477            5,414              341               99              147

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $  381           $  983            $605             $553             $261             $324              $627
         8,950            3,449             397              159              898              401               931
        $  225           $  805            $539             $538             $367             $394              $831
         8,074            2,352             232              225              697              270               483

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................         1,868                  205                2,051
Identified cost..........................................        $3,616               $1,765              $49,089
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................         3,019                  324                2,838
Identified cost..........................................        $5,840               $2,638              $66,437


                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                 MFS(R)               MFS(R)               MIDCAP
                                                           RESEARCH SERIES--    UTILITIES SERIES--        GROWTH--
                                                             INITIAL CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................           146                  10                   1
Identified cost..........................................        $2,661                $156                 $ 9
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................           199                   5                   2
Identified cost..........................................        $3,345                $ 84                 $30


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................         $165                 $563                $1,595
Proceeds from sales......................................          280                  709                 2,116
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................         $253                 $748                $2,309
Proceeds from sales......................................          244                  501                 1,986


                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                 MFS(R)               MFS(R)               MIDCAP
                                                           RESEARCH SERIES--    UTILITIES SERIES--        GROWTH--
                                                             INITIAL CLASS       SERVICE CLASS(a)        CLASS S(a)
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................         $164                 $157                 $23
Proceeds from sales......................................           98                   --                  14
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................         $251                 $ 84                 $30
Proceeds from sales......................................          129                   --                  --

(a) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
            1,099                     65                  2,164                   1,722                     89
          $25,613                 $1,581                $54,869                 $74,120                 $1,605
            1,237                     69                  3,203                   2,166                    115
          $28,936                 $1,691                $79,807                 $84,358                 $2,138

                                                       VAN KAMPEN
          T. ROWE                                         UIF
           PRICE                 VAN ECK                EMERGING
           EQUITY               WORLDWIDE               MARKETS               VICTORY VIF
           INCOME                  HARD                 EQUITY--          DIVERSIFIED STOCK--
         PORTFOLIO                ASSETS                CLASS I              CLASS A SHARES
    ------------------------------------------------------------------------------------------
              655                     92                    589                     3
          $12,388                 $1,139                 $5,332                   $30
              734                    132                    771                     2
          $13,971                 $1,587                 $7,801                   $23

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
           $1,467                 $1,240                 $  513                  $  480                  $106
            1,487                     70                  5,211                   4,599                   135
           $1,823                 $1,549                 $1,128                  $  701                  $ 98
            1,052                    187                  5,184                   3,733                   128

                                                       VAN KAMPEN
          T. ROWE                                         UIF
           PRICE                 VAN ECK                EMERGING
           EQUITY               WORLDWIDE               MARKETS               VICTORY VIF
           INCOME                  HARD                 EQUITY--          DIVERSIFIED STOCK--
         PORTFOLIO                ASSETS                CLASS I            CLASS A SHARES(a)
    ------------------------------------------------------------------------------------------
           $1,675                  $367                  $  509                   $30
              873                   278                   1,097                    --
           $2,962                  $596                  $  776                   $23
              729                   183                     559                     1

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:


                                                                                            MAINSTAY VP
                                                                 MAINSTAY VP                  CAPITAL
                                                                   BOND--                 APPRECIATION--
                                                                INITIAL CLASS              INITIAL CLASS
                                                              -----------------         -------------------
                                                              2004         2003         2004          2003
                                                              ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................   27           83           75             116
Units redeemed..............................................  (353)        (510)        (665)        (1,265)
                                                              ----         ----         ----         ------
  Net increase (decrease)...................................  (326)        (427)        (590)        (1,149)
                                                              ====         ====         ====         ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................   39           97          212             456
Units redeemed..............................................  (298)        (382)        (576)        (1,176)
                                                              ----         ----         ----         ------
  Net increase (decrease)...................................  (259)        (285)        (364)          (720)
                                                              ====         ====         ====         ======


                                                                 MAINSTAY VP                MAINSTAY VP
                                                                  HIGH YIELD               INTERNATIONAL
                                                               CORPORATE BOND--               EQUITY--
                                                                INITIAL CLASS              INITIAL CLASS
                                                              ------------------         ------------------
                                                              2004         2003          2004          2003
                                                              ---------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued................................................  142          1,170         129            83
Units redeemed..............................................  (428)        (705)         (30)          (53)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (286)         465           99            30
                                                              ====         =====         ===           ===
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued................................................  174           827           98            70
Units redeemed..............................................  (267)        (483)         (27)          (57)
                                                              ----         -----         ---           ---
  Net increase (decrease)...................................  (93)          344           71            13
                                                              ====         =====         ===           ===

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                         MAINSTAY VP      MAINSTAY VP     MAINSTAY VP
      MAINSTAY VP      COMMON STOCK--    CONVERTIBLE--   GOVERNMENT--
    CASH MANAGEMENT     INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
    ----------------   ---------------   -------------   -------------
     2004     2003      2004     2003    2004    2003    2004    2003
    ------------------------------------------------------------------
       772       727      34       39     270     334     20        89
    (4,174)  (14,809)   (183)    (471)   (106)   (159)   (569)  (1,414)
    ------   -------    ----     ----    ----    ----    ----   ------
    (3,402)  (14,082)   (149)    (432)    164     175    (549)  (1,325)
    ======   =======    ====     ====    ====    ====    ====   ======
     1,104     2,517      81      167     127     238     49       123
    (3,662)  (12,425)   (209)    (424)    (55)   (101)   (441)    (872)
    ------   -------    ----     ----    ----    ----    ----   ------
    (2,558)   (9,908)   (128)    (257)     72     137    (392)    (749)
    ======   =======    ====     ====    ====    ====    ====   ======


      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
    MID CAP CORE--    MID CAP GROWTH--    MID CAP VALUE--   S&P 500 INDEX--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003      2004     2003     2004     2003
    -----------------------------------------------------------------------
     129      119        230       517      187      163      104       88
     (10)     (10)       (26)       (8)     (60)     (66)    (298)    (678)
     ---      ---        ---       ---      ---      ---     ----     ----
     119      109        204       509      127       97     (194)    (590)
     ===      ===        ===       ===      ===      ===     ====     ====
     114      118        280       421      157      193      148      276
     (11)     (30)       (17)      (13)     (29)     (62)    (333)    (647)
     ---      ---        ---       ---      ---      ---     ----     ----
     103       88        263       408      128      131     (185)    (371)
     ===      ===        ===       ===      ===      ===     ====     ====

--------------------------------------------------------------------------------


                                                                            MAINSTAY VP
                                                         MAINSTAY VP           TOTAL
                                                     SMALL CAP GROWTH--      RETURN--
                                                        INITIAL CLASS      INITIAL CLASS
                                                     -------------------   -------------
                                                       2004       2003     2004    2003
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     74        357        34      49
Units redeemed.....................................    (30)       (17)     (411)   (830)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................     44        340      (377)   (781)
                                                       ===        ===      ====    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    141        312        93     198
Units redeemed.....................................    (17)       (27)     (431)   (736)
                                                       ---        ---      ----    ----
  Net increase (decrease)..........................    124        285      (338)   (538)
                                                       ===        ===      ====    ====

                                                      MAINSTAY VP          ALGER
                                                      LORD ABBETT        AMERICAN
                                                      DEVELOPING           SMALL
                                                       GROWTH--      CAPITALIZATION--
                                                     INITIAL CLASS    CLASS O SHARES
                                                     -------------   -----------------
                                                     2004    2003     2004      2003
                                                     ---------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................     4      84        43       28
Units redeemed.....................................   (12)     (8)      (70)    (155)
                                                      ---     ---       ---     ----
  Net increase (decrease)..........................    (8)     76       (27)    (127)
                                                      ===     ===       ===     ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................    33      99        90       96
Units redeemed.....................................   (19)    (22)      (44)    (104)
                                                      ---     ---       ---     ----
  Net increase (decrease)..........................    14      77        46       (8)
                                                      ===     ===       ===     ====

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                     MainStay VP     MainStay VP     MainStay VP
                      American         Dreyfus       Eagle Asset
                       Century          Large        Management
     MainStay VP       Income          Company         Growth
       Value--       & Growth--        Value--        Equity--
    Initial Class   Initial Class   Initial Class   Initial Class
    -------------   -------------   -------------   -------------
    2004    2003    2004    2003    2004    2003    2004    2003
    -------------------------------------------------------------
      49      43      39      40      45      36       8      32
    (161)   (332)    (17)    (39)     (7)    (33)    (55)    (77)
    ----    ----     ---     ---     ---     ---     ---     ---
    (112)   (289)     22       1      38       3     (47)    (45)
    ====    ====     ===     ===     ===     ===     ===     ===
      62     133      44      55      44      49      32      67
    (124)   (275)    (12)    (29)    (13)    (26)    (53)    (71)
    ----    ----     ---     ---     ---     ---     ---     ---
     (62)   (142)     32      26      31      23     (21)     (4)
    ====    ====     ===     ===     ===     ===     ===     ===


                    DREYFUS IP        FIDELITY(R)       FIDELITY(R)
      CALVERT       TECHNOLOGY            VIP               VIP
      SOCIAL         GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
     BALANCED     INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    -----------   ---------------   ---------------   ---------------
    2004   2003    2004     2003     2004     2003     2004     2003
    -----------------------------------------------------------------
      2     35        5      120       91       77       70       42
     (8)   (19)     (22)      (3)    (110)    (233)     (91)    (194)
     --    ---      ---      ---     ----     ----      ---     ----
     (6)    16      (17)     117      (19)    (156)     (21)    (152)
     ==    ===      ===      ===     ====     ====      ===     ====
     10     22       52      159      160      194       94      142
     (7)   (25)     (24)     (13)    (132)    (287)     (69)    (147)
     --    ---      ---      ---     ----     ----      ---     ----
      3     (3)      28      146       28      (93)      25       (5)
     ==    ===      ===      ===     ====     ====      ===     ====

--------------------------------------------------------------------------------


                                                                                         JANUS ASPEN
                                                                         JANUS ASPEN       SERIES
                                                                           SERIES         WORLDWIDE
                                                     FIDELITY(R) VIP     BALANCED--       GROWTH--
                                                        MID CAP--       INSTITUTIONAL   INSTITUTIONAL
                                                     SERVICE CLASS 2       SHARES          SHARES
                                                     ----------------   -------------   -------------
                                                     2004    2003(a)    2004    2003    2004    2003
                                                     ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   102       38        22      62      33      56
Units redeemed.....................................    (1)      --      (267)   (595)   (301)   (658)
                                                      ---       --      ----    ----    ----    ----
  Net increase (decrease)..........................   101       38      (245)   (533)   (268)   (602)
                                                      ===       ==      ====    ====    ====    ====
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   124       30       106     232     105     222
Units redeemed.....................................    (9)      --      (320)   (466)   (298)   (689)
                                                      ---       --      ----    ----    ----    ----
  Net increase (decrease)..........................   115       30      (214)   (234)   (193)   (467)
                                                      ===       ==      ====    ====    ====    ====

                                                                   VAN KAMPEN
                                                                       UIF
                                                       VAN ECK      EMERGING           VICTORY
                                                      WORLDWIDE      MARKETS             VIF
                                                        HARD        EQUITY--     DIVERSIFIED STOCK--
                                                       ASSETS        CLASS I       CLASS A SHARES
                                                     -----------   -----------   -------------------
                                                     2004   2003   2004   2003         2004(b)
                                                     -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................   12      4      6     51             3
Units redeemed.....................................   (5)   (12)   (59)   (45)           --
                                                      --    ---    ---    ---             --
  Net increase (decrease)..........................    7     (8)   (53)     6             3
                                                      ==    ===    ===    ===             ==
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................   40      8     62     39             2
Units redeemed.....................................   (7)   (15)   (40)   (72)           --
                                                      --    ---    ---    ---             --
  Net increase (decrease)..........................   33     (7)    22    (33)            2
                                                      ==    ===    ===    ===             ==

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(b) For the period May 1, 2004 (Commencement of Operations) through June 30,
2004.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

       MFS(R)                                       NEUBERGER
      INVESTORS        MFS(R)          MFS(R)         BERMAN
        TRUST         RESEARCH        UTILITIES     AMT MIDCAP   T. ROWE PRICE
      SERIES--        SERIES--        SERIES--       GROWTH--    EQUITY INCOME
    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    CLASS S       PORTFOLIO
    -------------   -------------   -------------   ----------   -------------
    2004    2003    2004    2003       2004(b)       2004(b)     2004    2003
    --------------------------------------------------------------------------
       6      10     14        4         15             --        128     105
      (9)    (28)    (8)     (32)        --             --        (70)    (81)
     ---     ---     --      ---         --             --        ---     ---
      (3)    (18)     6      (28)        15             --         58      24
     ===     ===     ==      ===         ==             ==        ===     ===
       6      13     21       15          8              3        216     243
     (10)    (23)    (9)     (32)        --             --        (46)    (82)
     ---     ---     --      ---         --             --        ---     ---
      (4)    (10)    12      (17)         8              3        170     161
     ===     ===     ==      ===         ==             ==        ===     ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2004 and December 31, 2003, 2002, 2001, 2000 and 1999.


                                                                                   MAINSTAY VP
                                                                                     BOND--
                                                                                  INITIAL CLASS
                                                            ---------------------------------------------------------
                                                             2004      2003      2002      2001      2000      1999
                                                            ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $35,425   $41,042   $46,620   $47,865   $32,640   $35,121
Units Outstanding.......................................      2,159     2,485     2,912     3,231     2,376     2,772
Variable Accumulation Unit Value........................    $ 16.41   $ 16.52   $ 16.01   $ 14.81   $ 13.73   $ 12.67
Total Return............................................      (0.7%)     3.2%      8.1%      7.9%      8.4%     (2.8%)
Investment Income Ratio.................................         --      3.7%      4.4%      5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $34,101   $38,609   $41,985   $37,118   $26,843   $29,092
Units Outstanding.......................................      2,078     2,337     2,623     2,506     1,954     2,296
Variable Accumulation Unit Value........................    $ 16.41   $ 16.52   $ 16.01   $ 14.81   $ 13.73   $ 12.67
Total Return............................................      (0.7%)     3.2%      8.1%      7.9%      8.4%     (2.8%)
Investment Income Ratio.................................         --      3.8%      4.7%      5.6%


                                                                                    MAINSTAY VP
                                                                                   COMMON STOCK--
                                                                                   INITIAL CLASS
                                                            ------------------------------------------------------------
                                                             2004      2003      2002       2001       2000       1999
                                                            ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $74,743   $76,639   $69,575   $111,911   $155,720   $159,724
Units Outstanding.......................................      3,115     3,264     3,696      4,445      5,062      4,954
Variable Accumulation Unit Value........................    $ 24.00   $ 23.48   $ 18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       2.2%     24.7%    (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................         --      1.0%      0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $88,506   $89,598   $76,672   $115,917   $149,085   $148,880
Units Outstanding.......................................      3,688     3,816     4,073      4,605      4,847      4,618
Variable Accumulation Unit Value........................    $ 24.00   $ 23.48   $ 18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       2.2%     24.7%    (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................         --      1.1%      0.9%       0.6%


                                                                                      MAINSTAY VP
                                                                                      HIGH YIELD
                                                                                   CORPORATE BOND--
                                                                                     INITIAL CLASS
                                                            ---------------------------------------------------------------
                                                              2004       2003       2002       2001       2000       1999
                                                            ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $147,138   $150,241   $104,452   $122,288   $126,771   $155,130
Units Outstanding.......................................       6,962      7,248      6,783      7,999      8,588      9,761
Variable Accumulation Unit Value........................    $  21.13   $  20.73   $  15.40   $  15.29   $  14.76   $  15.89
Total Return............................................        2.0%      34.6%       0.7%       3.6%      (7.1%)     11.4%
Investment Income Ratio.................................          --       7.9%       9.5%      10.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $108,476   $108,307   $ 75,161   $ 81,685   $ 84,097   $100,712
Units Outstanding.......................................       5,138      5,231      4,886      5,349      5,703      6,344
Variable Accumulation Unit Value........................    $  21.11   $  20.71   $  15.38   $  15.27   $  14.75   $  15.88
Total Return............................................        2.0%      34.6%       0.7%       3.6%      (7.1%)     11.4%
Investment Income Ratio.................................          --       7.8%       9.9%      10.9%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                              MainStay VP
                        Capital Appreciation--                                               MainStay VP
                             Initial Class                                                 Cash Management
    ---------------------------------------------------------------   ---------------------------------------------------------
      2004       2003       2002       2001       2000       1999      2004      2003      2002      2001      2000      1999
    ---------------------------------------------------------------------------------------------------------------------------
    $150,856   $162,444   $148,622   $260,390   $391,389   $458,213   $23,260   $27,888   $46,990   $52,540   $40,116   $58,742
       7,230      7,820      8,969     10,729     12,222     12,611    17,482    20,884    34,967    39,115    30,612    46,932
    $  20.87   $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31   $  1.25
        0.5%      25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%     (0.4%)    (0.6%)       --      2.5%      4.7%      3.5%
          --       0.2%       0.1%       0.1%                            0.6%      0.7%      1.3%      3.7%
    $184,044   $190,775   $164,115   $274,149   $390,194   $441,013   $28,481   $32,002   $45,521   $46,590   $34,555   $59,715
       8,820      9,184      9,904     11,296     12,184     12,137    21,407    23,965    33,873    34,686    26,368    47,710
    $  20.87   $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $  1.33   $  1.34   $  1.34   $  1.34   $  1.31   $  1.25
        0.5%      25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%     (0.4%)    (0.6%)       --      2.5%      4.7%      3.5%
          --       0.2%       0.1%       0.1%                            0.6%      0.7%      1.3%      3.7%


                           MainStay VP                                                 MainStay VP
                          Convertible--                                               Government--
                          Initial Class                                               Initial Class
    ---------------------------------------------------------   ---------------------------------------------------------
     2004      2003      2002      2001      2000      1999      2004      2003      2002      2001      2000      1999
    ---------------------------------------------------------------------------------------------------------------------
    $24,606   $21,812   $15,632   $18,165   $18,477   $15,551   $37,968   $47,553   $69,501   $51,150   $39,319   $68,787
      1,457     1,293     1,118     1,181     1,160       915     2,270     2,819     4,144     3,307     2,677     5,186
    $ 16.89   $ 16.87   $ 13.99   $ 15.39   $ 15.93   $ 16.99   $ 16.72   $ 16.87   $ 16.77   $ 15.47   $ 14.69   $ 13.26
       0.1%     20.7%     (9.1%)    (3.4%)    (6.2%)    40.1%     (0.8%)     0.6%      8.4%      5.3%     10.8%     (3.0%)
         --      2.5%      2.7%      3.6%                            --      3.5%      3.4%      4.4%
    $18,887   $17,661   $12,721   $14,279   $14,151   $10,572   $33,135   $40,019   $52,350   $34,663   $26,217   $38,114
      1,121     1,049       912       931       891       624     1,981     2,373     3,121     2,241     1,784     2,873
    $ 16.84   $ 16.83   $ 13.95   $ 15.34   $ 15.89   $ 16.95   $ 16.72   $ 16.87   $ 16.77   $ 15.47   $ 14.69   $ 13.26
       0.1%     20.7%     (9.1%)    (3.4%)    (6.2%)    40.1%     (0.8%)     0.6%      8.4%      5.3%     10.8%     (3.0%)
         --      2.6%      2.7%      3.6%                            --      3.8%      3.6%      4.4%


                          MainStay VP                                    MainStay VP
                         International                                     Mid Cap
                           Equity--                                         Core--
                         Initial Class                                  Initial Class
    -------------------------------------------------------   ----------------------------------
     2004      2003     2002     2001      2000      1999      2004     2003     2002      2001
    --------------------------------------------------------------------------------------------
    $10,989   $9,245   $6,847   $ 7,779   $ 9,775   $12,680   $4,387   $2,859   $ 1,250   $  388
        706      607      577       619       660       692      381      262       153       41
    $ 15.56   $15.22   $11.86   $ 12.57   $ 14.81   $ 18.31   $11.53   $10.91   $  8.16   $ 9.49
       2.3%    28.3%    (5.6%)   (15.1%)   (19.1%)    26.4%     5.6%    33.7%    (14.1%)   (5.1%)
         --     2.0%     1.3%      1.3%                           --     0.6%      0.4%     0.6%
    $ 9,431   $8,147   $6,192   $ 6,335   $ 8,082   $10,019   $4,158   $2,806   $ 1,381   $  227
        606      535      522       504       545       547      360      257       169       24
    $ 15.57   $15.23   $11.87   $ 12.58   $ 14.82   $ 18.32   $11.55   $10.93   $  8.17   $ 9.51
       2.3%    28.3%    (5.6%)   (15.1%)   (19.1%)    26.4%     5.6%    33.7%    (14.1%)   (4.9%)
         --     2.0%     1.4%      1.3%                           --     0.6%      0.4%     0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       MainStay VP
                                                                         Mid Cap
                                                                        Growth--
                                                                      Initial Class
                                                           -----------------------------------
                                                            2004     2003      2002      2001
                                                           -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $8,208   $ 5,892   $   682   $  278
Units Outstanding.......................................      813       609       101       29
Variable Accumulation Unit Value........................   $10.09   $  9.67   $  6.77   $ 9.60
Total Return............................................     4.4%     42.9%    (29.5%)   (4.0%)
Investment Income Ratio.................................       --        --        --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $7,842   $ 4,925   $   635   $  385
Units Outstanding.......................................      763       500        92       39
Variable Accumulation Unit Value........................   $10.28   $  9.85   $  6.89   $ 9.78
Total Return............................................     4.4%     42.9%    (29.5%)   (2.2%)
Investment Income Ratio.................................       --        --        --       --


                                                                                     MainStay VP
                                                                                   Total Return--
                                                                                    Initial Class
                                                           ---------------------------------------------------------------
                                                             2004       2003       2002       2001       2000       1999
                                                           ---------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $106,533   $113,786   $109,940   $163,607   $216,119   $246,863
Units Outstanding.......................................      5,147      5,524      6,305      7,727      8,998      9,703
Variable Accumulation Unit Value........................   $  20.70   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................       0.5%      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................         --       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $115,429   $121,853   $112,541   $157,572   $195,651   $217,421
Units Outstanding.......................................      5,577      5,915      6,454      7,442      8,146      8,546
Variable Accumulation Unit Value........................   $  20.70   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................       0.5%      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................         --       1.9%       2.3%       2.4%

                                                                               MainStay VP
                                                                                 Dreyfus
                                                                                  Large
                                                                                 Company
                                                                                 Value--
                                                                              Initial Class
                                                           ----------------------------------------------------
                                                            2004     2003     2002      2001     2000     1999
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $3,120   $2,648   $ 2,073   $3,229   $2,879   $2,380
Units Outstanding.......................................      291      253       250      296      249      216
Variable Accumulation Unit Value........................   $10.72   $10.49   $  8.30   $10.90   $11.57   $10.99
Total Return............................................     2.2%    26.3%    (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................       --     0.9%      0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $4,066   $3,649   $ 2,693   $3,502   $3,147   $2,402
Units Outstanding.......................................      374      343       320      317      268      216
Variable Accumulation Unit Value........................   $10.86   $10.63   $  8.41   $11.05   $11.72   $11.14
Total Return............................................     2.2%    26.3%    (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................       --     0.9%      0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                  MainStay VP                                         MainStay VP                               MainStay VP
                    Mid Cap                                             S&P 500                                  Small Cap
                    Value--                                             Index--                                  Growth--
                 Initial Class                                       Initial Class                             Initial Class
      -----------------------------------   ---------------------------------------------------------------   ---------------
       2004      2003     2002      2001      2004       2003       2002       2001       2000       1999      2004     2003
      -----------------------------------------------------------------------------------------------------------------------
      $ 9,374   $7,511   $ 5,089   $2,564   $144,928   $146,296   $127,742   $198,864   $258,393   $296,442   $5,701   $5,197
          831      704       607      258      5,427      5,621      6,211      7,423      8,368      8,592      585      541
      $ 11.27   $10.67   $  8.38   $ 9.94   $  26.70   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50   $ 9.75   $ 9.60
         5.7%    27.3%    (15.7%)   (0.6%)      2.6%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%     1.6%    39.9%
           --     1.2%      1.1%     2.0%         --       1.3%       1.2%       0.9%                             --       --
      $10,010   $8,130   $ 5,308   $1,576   $170,621   $171,087   $142,842   $209,565   $258,158   $288,936   $6,080   $4,771
          901      773       643      161      6,389      6,574      6,945      7,823      8,360      8,375      613      489
      $ 11.11   $10.52   $  8.26   $ 9.80   $  26.70   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50   $ 9.92   $ 9.77
         5.7%    27.3%    (15.7%)   (2.0%)      2.6%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%     1.6%    39.9%
           --     1.2%      1.3%     1.9%         --       1.3%       1.2%       1.0%                             --       --


       MainStay VP
        Small Cap
         Growth--
      Initial Class
     ----------------
      2002      2001
     ----------------
     $ 1,381   $  725
         201       77
     $  6.87   $ 9.45
      (27.4%)   (5.5%)
          --       --
     $ 1,421   $  918
         203       96
     $  6.98   $ 9.61
      (27.4%)   (3.9%)
          --       --

                                                                                       MainStay VP
                                                                                        American
                                                                                         Century
                             MainStay VP                                                Income &
                               Value--                                                  Growth--
                            Initial Class                                             Initial Class
      ---------------------------------------------------------   -----------------------------------------------------
       2004      2003      2002      2001      2000      1999      2004     2003     2002      2001     2000      1999
      -----------------------------------------------------------------------------------------------------------------
      $51,737   $52,162   $45,782   $67,728   $69,989   $71,689   $5,235   $4,797   $ 3,770   $5,537   $ 6,863   $7,246
        2,684     2,796     3,086     3,557     3,643     4,158      486      464       463      540       604      562
      $ 19.27   $ 18.65   $ 14.84   $ 19.04   $ 19.21   $ 17.24   $10.77   $10.35   $  8.15   $10.25   $ 11.35   $12.89
         3.3%     25.7%    (22.1%)    (0.9%)    11.4%      7.4%     4.1%    27.0%    (20.6%)   (9.7%)   (11.9%)   16.1%
           --      1.5%      1.3%      1.4%                           --     1.5%      1.0%     0.8%
      $56,924   $56,255   $46,850   $65,494   $64,042   $64,967   $5,945   $5,379   $ 4,026   $5,449   $ 6,127   $6,320
        2,945     3,007     3,149     3,430     3,324     3,758      552      520       494      531       540      491
      $ 19.33   $ 18.71   $ 14.88   $ 19.09   $ 19.27   $ 17.29   $10.77   $10.35   $  8.15   $10.25   $ 11.35   $12.89
         3.3%     25.7%    (22.1%)    (0.9%)    11.4%      7.4%     4.1%    27.0%    (20.6%)   (9.7%)   (11.9%)   16.1%
           --      1.6%      1.3%      1.4%                           --     1.5%      1.0%     0.8%

                            MainStay VP                                               MainStay VP
                            Eagle Asset                                                  Lord
                             Management                                                 Abbett
                               Growth                                                 Developing
                              Equity--                                                 Growth--
                           Initial Class                                             Initial Class
      --------------------------------------------------------   -----------------------------------------------------
       2004      2003      2002      2001      2000      1999     2004     2003     2002      2001     2000      1999
      ----------------------------------------------------------------------------------------------------------------
      $ 7,514   $ 8,487   $ 7,167   $13,064   $31,171   $6,150   $2,236   $2,275   $ 1,150   $2,131   $ 2,785   $2,600
          621       668       713       921     1,810      317      240      248       171      222       266      198
      $ 12.09   $ 12.71   $ 10.05   $ 14.18   $ 17.22   $19.38   $ 9.31   $ 9.18   $  6.72   $ 9.58   $ 10.47   $13.11
        (4.8%)    26.4%    (29.1%)   (17.6%)   (11.1%)   63.4%     1.4%    36.7%    (29.9%)   (8.5%)   (20.1%)   30.5%
           --      0.2%      0.1%        --                          --       --        --       --
      $ 9,639   $10,395   $ 8,264   $14,072   $21,032   $6,595   $2,951   $2,776   $ 1,512   $2,371   $ 3,176   $2,334
          790       811       815       983     1,211      337      316      302       225      247       303      178
      $ 12.20   $ 12.82   $ 10.14   $ 14.31   $ 17.37   $19.55   $ 9.33   $ 9.20   $  6.73   $ 9.60   $ 10.50   $13.14
        (4.8%)    26.4%    (29.1%)   (17.8%)   (11.1%)   63.4%     1.4%    36.7%    (29.9%)   (8.5%)   (20.1%)   30.5%
           --      0.2%      0.1%        --                          --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                     Alger
                                                                                   American
                                                                                     Small
                                                                               Capitalization--
                                                                                Class O Shares
                                                           ---------------------------------------------------------
                                                            2004      2003      2002      2001      2000      1999
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $10,282   $ 9,788   $ 7,752   $12,031   $20,098   $19,592
Units Outstanding.......................................     1,100     1,127     1,254     1,417     1,648     1,154
Variable Accumulation Unit Value........................   $  9.34   $  8.68   $  6.18   $  8.49   $ 12.20   $ 16.98
Total Return............................................      7.6%     40.5%    (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --        --        --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $11,988   $10,742   $ 7,697   $11,471   $17,694   $15,723
Units Outstanding.......................................     1,283     1,237     1,245     1,352     1,451       926
Variable Accumulation Unit Value........................   $  9.34   $  8.68   $  6.18   $  8.49   $ 12.20   $ 16.97
Total Return............................................      7.6%     40.5%    (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --        --        --      0.1%


                                                                                  FIDELITY(R)
                                                                                      VIP
                                                                                CONTRAFUND(R)--
                                                                                 INITIAL CLASS
                                                           ---------------------------------------------------------
                                                            2004      2003      2002      2001      2000      1999
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $50,093   $47,782   $39,960   $49,755   $62,679   $65,214
Units Outstanding.......................................     2,565     2,584     2,741     3,054     3,332     3,195
Variable Accumulation Unit Value........................   $ 19.53   $ 18.49   $ 14.58   $ 16.29   $ 18.81   $ 20.41
Total Return............................................      5.6%     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.7%      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $69,344   $65,135   $52,702   $62,180   $74,681   $73,194
Units Outstanding.......................................     3,620     3,592     3,685     3,891     4,048     3,657
Variable Accumulation Unit Value........................   $ 19.16   $ 18.13   $ 14.30   $ 15.98   $ 18.45   $ 20.02
Total Return............................................      5.6%     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.7%      0.5%      0.8%      0.8%

                                                                                   Janus Aspen
                                                                                     Series
                                                                                    Worldwide
                                                                                    Growth--
                                                                              Institutional Shares
                                                           -----------------------------------------------------------
                                                            2004      2003      2002      2001       2000       1999
                                                           -----------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $42,673   $48,340   $46,780   $75,000   $112,441   $105,142
Units Outstanding.......................................     2,997     3,265     3,867     4,559      5,233      4,073
Variable Accumulation Unit Value........................   $ 14.24   $ 14.80   $ 12.10   $ 16.45   $  21.49   $  25.81
Total Return............................................     (3.8%)    22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      0.9%      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $53,697   $58,703   $53,620   $82,282   $117,641   $107,877
Units Outstanding.......................................     3,764     3,957     4,424     4,992      5,465      4,171
Variable Accumulation Unit Value........................   $ 14.27   $ 14.83   $ 12.12   $ 16.48   $  21.53   $  25.86
Total Return............................................     (3.8%)    22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      0.9%      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                                                                         Dreyfus IP
                            Calvert                                      Technology
                             Social                                       Growth--
                            Balanced                                   Initial Shares
      ----------------------------------------------------   ----------------------------------
       2004     2003     2002      2001     2000     1999     2004     2003     2002      2001
      -----------------------------------------------------------------------------------------
      $3,357   $3,387   $ 2,646   $3,485   $4,189   $4,466   $1,730   $1,938   $   595   $  261
         189      195       179      205      226      230      199      216        99       26
      $17.73   $17.40   $ 14.78   $17.04   $18.55   $19.40   $ 8.69   $ 8.95   $  6.01   $10.05
        1.9%    17.8%    (13.3%)   (8.1%)   (4.4%)   10.8%    (2.9%)   49.0%    (40.2%)    0.5%
          --     2.2%      2.6%     3.6%                         --       --        --       --
      $5,425   $5,280   $ 4,530   $5,403   $5,717   $5,746   $2,739   $2,579   $   878   $  645
         306      303       306      317      308      296      325      297       151       66
      $17.76   $17.42   $ 14.79   $17.06   $18.57   $19.42   $ 8.43   $ 8.69   $  5.83   $ 9.75
        1.9%    17.8%    (13.3%)   (8.1%)   (4.4%)   10.8%    (2.9%)   49.0%    (40.2%)   (2.5%)
          --     2.0%      2.7%     3.7%                         --       --        --       --

                                                                    FIDELITY(R)
                                                                        VIP                 JANUS ASPEN
                           FIDELITY(R) VIP                           MID CAP--                SERIES
                           EQUITY-INCOME--                            SERVICE               BALANCED--
                            INITIAL CLASS                             CLASS 2          INSTITUTIONAL SHARES
      ---------------------------------------------------------   ---------------   ---------------------------
       2004      2003      2002      2001      2000      1999      2004     2003     2004      2003      2002
      ---------------------------------------------------------------------------------------------------------
      $25,784   $25,421   $21,694   $30,023   $34,017   $31,368   $1,652   $  431   $50,110   $54,194   $57,185
        1,535     1,556     1,708     1,938     2,060     2,033      139       38     2,589     2,834     3,367
      $ 16.80   $ 16.34   $ 12.70   $ 15.49   $ 16.52   $ 15.43   $11.85   $11.24   $ 19.36   $ 19.12   $ 16.99
         2.8%     28.7%    (18.0%)    (6.2%)     7.0%      5.0%     5.4%    12.4%      1.2%     12.6%     (7.7%)
         3.1%      1.9%      1.8%      1.9%                           --       --      1.5%      2.2%      2.4%
      $29,032   $27,839   $21,702   $28,160   $29,719   $28,289   $1,743   $  338   $74,171   $77,365   $72,705
        1,741     1,716     1,721     1,831     1,813     1,847      145       30     3,821     4,035     4,269
      $ 16.68   $ 16.22   $ 12.61   $ 15.38   $ 16.39   $ 15.32   $12.05   $11.43   $ 19.41   $ 19.17   $ 17.03
         2.8%     28.7%    (18.0%)    (6.2%)     7.0%      5.0%     5.4%    14.3%      1.2%     12.6%     (7.7%)
         3.1%      1.8%      1.8%      1.7%                           --       --      1.5%      2.2%      2.4%


             JANUS ASPEN
               SERIES
             BALANCED--
        INSTITUTIONAL SHARES
     ---------------------------
      2001      2000      1999
     ---------------------------
     $70,409   $81,758   $66,858
       3,828     4,183     3,300
     $ 18.39   $ 19.55   $ 20.26
       (5.9%)    (3.5%)    25.1%
        2.6%
     $81,831   $85,386   $68,823
       4,437     4,357     3,387
     $ 18.44   $ 19.60   $ 20.32
       (5.9%)    (3.5%)    25.1%
        2.6%

                              MFS(R)
                             INVESTORS
                               TRUST                                                   MFS(R)
                             SERIES--                                             RESEARCH SERIES--
                           INITIAL CLASS                                            INITIAL CLASS
      -------------------------------------------------------   -----------------------------------------------------
       2004     2003      2002      2001      2000      1999     2004     2003     2002      2001      2000     1999
      ---------------------------------------------------------------------------------------------------------------
      $1,474   $ 1,479   $ 1,356   $ 2,158   $ 2,729   $2,381   $2,024   $1,882   $ 1,734   $ 3,076   $3,995   $2,175
         172       175       193       240       252      217      218      212       240       317      320      164
      $ 8.59   $  8.45   $  7.01   $  8.99   $ 10.83   $10.99   $ 9.28   $ 8.89   $  7.22   $  9.69   $12.47   $13.27
        1.6%     20.6%    (22.0%)   (17.0%)    (1.4%)    5.3%     4.5%    23.1%    (25.5%)   (22.3%)   (6.1%)   22.4%
        1.3%      0.6%      0.6%      0.5%                        2.1%     0.7%      0.3%        --
      $1,898   $ 1,899   $ 1,650   $ 2,207   $ 2,673   $2,399   $2,761   $2,537   $ 2,180   $ 3,339   $3,891   $2,171
         215       219       229       239       240      212      301      289       306       349      316      166
      $ 8.83   $  8.69   $  7.21   $  9.24   $ 11.13   $11.30   $ 9.17   $ 8.77   $  7.13   $  9.57   $12.31   $13.10
        1.6%     20.6%    (22.0%)   (17.0%)    (1.4%)    5.3%     4.5%    23.1%    (25.5%)   (22.3%)   (6.1%)   22.4%
        1.3%      0.7%      0.5%      0.5%                        2.2%     0.7%      0.3%        --

                      NEUBERGER
        MFS(R)         BERMAN
       UTILITIES     AMT MID-CAP
       SERIES--       GROWTH--
     SERVICE CLASS     CLASS S
     -------------   -----------
         2004           2004
     ---------------------------
        $  158         $    9
            15              1
        $10.32         $10.96
          3.2%           9.6%
            --             --
        $   86         $   31
             8              3
        $10.60         $10.45
          6.0%           4.5%
            --             --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 T. Rowe Price
                                                                                    Equity
                                                                                    Income
                                                                                   Portfolio
                                                           ---------------------------------------------------------
                                                            2004      2003       2002      2001      2000      1999
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $13,615   $12,398   $  9,768   $11,020   $ 6,827   $4,089
Units Outstanding.......................................     1,065     1,007        982       950       590      394
Variable Accumulation Unit Value........................   $ 12.79   $ 12.32   $   9.94   $ 11.59   $ 11.58   $10.37
Total Return............................................      3.8%     23.9%    (14.2%)      0.2%     11.6%     2.4%
Investment Income Ratio.................................      1.3%      1.7%       1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $15,253   $12,581   $  8,546   $ 9,525   $ 5,604   $4,047
Units Outstanding.......................................     1,184     1,014        853       815       480      387
Variable Accumulation Unit Value........................   $ 12.89   $ 12.41   $  10.02   $ 11.68   $ 11.67   $10.45
Total Return............................................      3.8%     23.9%    (14.2%)      0.2%     11.6%     2.4%
Investment Income Ratio.................................      1.3%      1.8%       1.6%      1.5%


                                                                                    Van Eck
                                                                                   Worldwide
                                                                                     Hard
                                                                                    Assets
                                                           ---------------------------------------------------------
                                                            2004     2003       2002       2001      2000     1999
                                                           ---------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,404   $ 1,288   $    967   $    450   $  504   $   531
Units Outstanding.......................................      112       105        113         50       50        58
Variable Accumulation Unit Value........................   $12.57   $ 12.30   $   8.59   $   8.95   $10.13   $  9.21
Total Return............................................     2.2%     43.2%     (4.1%)    (11.6%)    10.0%     19.4%
Investment Income Ratio.................................     0.8%      0.5%       0.4%       1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $2,002   $ 1,550   $  1,148   $    472   $  466   $   356
Units Outstanding.......................................      157       124        132         52       45        38
Variable Accumulation Unit Value........................   $12.77   $ 12.49   $   8.72   $   9.09   $10.29   $  9.36
Total Return............................................     2.2%     43.2%     (4.1%)    (11.6%)    10.0%     19.4%
Investment Income Ratio.................................     0.7%      0.4%       0.4%       1.0%

                                                                                                                           Victory
                                                                                   Van Kampen                                VIF
                                                                                       UIF                               Diversified
                                                                                Emerging Markets                           Stock--
                                                                                    Equity--                               Class A
                                                                                     Class I                               Shares
                                                           -----------------------------------------------------------   -----------
                                                            2004      2003       2002      2001       2000      1999        2004
                                                           -------------------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 5,153   $ 5,895   $  3,951   $ 4,807   $  5,962   $ 8,207     $   30
Units Outstanding.......................................       511       564        558       611        699       578          3
Variable Accumulation Unit Value........................   $ 10.09   $ 10.45   $   7.08   $  7.87   $   8.53   $ 14.21     $10.27
Total Return............................................    (3.5%)     47.7%    (10.1%)    (7.7%)    (40.0%)     93.2%       2.7%
Investment Income Ratio.................................        --        --         --        --                            0.4%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $ 6,745   $ 6,767   $  4,819   $ 5,504   $  6,288   $ 7,307     $   23
Units Outstanding.......................................       664       642        676       694        732       510          2
Variable Accumulation Unit Value........................   $ 10.16   $ 10.53   $   7.13   $  7.93   $   8.59   $ 14.32     $10.55
Total Return............................................    (3.5%)     47.7%    (10.1%)    (7.7%)    (40.0%)     93.3%       5.5%
Investment Income Ratio.................................        --        --         --        --                            0.2%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.